MainStay CBRE Global Infrastructure Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.5% †
Australia 5.0%
APA Group (Utilities)	276,239	$2,170,949
Atlas Arteria, Ltd. (Transportation)	1,693,796	7,986,875
Sydney Airport (Transportation)	253,308	946,504
Transurban Group (Transportation)	178,642	1,762,581
		12,866,909
Canada 5.0%
Fortis, Inc. (Utilities)	129,400	5,269,902
Pembina Pipeline Corp. (Midstream / Pipelines)	98,800	2,400,941
TC Energy Corp. (Midstream / Pipelines)	114,600	5,223,285
		12,894,128
France 3.7%
Vinci S.A. (Transportation)	108,899	9,338,613

Germany 1.3%
Fraport A.G. Frankfurt Airport Services Worldwide (Transportation) (a)(b)	84,046	3,269,047

Hong Kong 1.0%
CK Infrastructure Holdings, Ltd. (Utilities)	510,000	2,658,478

Italy 7.9%
Atlantia S.p.A. (Transportation) (b)	218,404	3,460,270
Enel S.p.A. (Utilities)	1,138,855	10,368,569
Infrastrutture Wireless Italiane S.p.A (Communications)	171,754	1,732,852
Terna Rete Elettrica Nazionale S.p.A. (Utilities)	620,257	4,607,366
		20,169,057
Japan 1.6%
Chubu Electric Power Co., Inc. (Utilities)	345,434	4,093,779

Mexico 1.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation) (b)	260,000	1,084,745
Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation) (b)	463,095	3,394,712
		4,479,457
New Zealand 0.9%
Infratil, Ltd. (Diversified Property Holdings)	694,842	2,225,756

Portugal 2.2%
EDP - Energias de Portugal S.A. (Utilities)	1,108,827	5,596,825

Singapore 1.2%
NetLink NBN Trust (Communications)	4,385,487	3,064,096

Spain 6.3%
Cellnex Telecom S.A. (Communications)	138,444	8,679,128
Ferrovial S.A. (Transportation)	99,177	2,422,963
Iberdrola S.A. (Utilities)	4,495	57,820
Iberdrola S.A. (Utilities)	197,799	2,544,332
Red Electrica Corp. S.A. (Utilities)	128,564	2,501,823
		16,206,066
United Kingdom 5.5%
National Grid PLC (Utilities)	704,879	8,307,869
United Utilities Group PLC (Utilities)	483,337	5,694,193
		14,002,062
United States 55.1%
AES Corp. (Utilities)	265,100	4,037,473
Alliant Energy Corp. (Utilities)	110,200	5,934,270
Ameren Corp. (Utilities)	103,500	8,304,840
American Electric Power Co., Inc. (Utilities)	130,800	11,363,904
American Tower Corp. (Communications)	40,587	10,609,036
Atmos Energy Corp. (Utilities)	39,800	4,218,402
Cheniere Energy, Inc. (Midstream / Pipelines) (b)	130,137	6,439,179
CMS Energy Corp. (Utilities)	67,210	4,313,538
Crown Castle International Corp. (Communications)	68,903	11,486,130
Edison International (Utilities)	116,400	6,479,988
Equinix, Inc. (Communications)	10,051	7,894,860
Essential Utilities, Inc. (Utilities)	159,850	7,249,198
Exelon Corp. (Utilities)	187,407	7,235,784
FirstEnergy Corp. (Utilities)	232,900	6,754,100
Kansas City Southern (Transportation)	8,200	1,409,170
Kinder Morgan, Inc. (Midstream / Pipelines)	301,300	4,248,330
Legacy Reserves, Inc. (Midstream / Pipelines) (c)	5,055	14,103
Legacy Reserves, Inc. (Midstream / Pipelines) (c)	27,942	77,958
NextEra Energy, Inc. (Utilities)	40,770	11,444,139
NiSource, Inc. (Utilities)	113,900	2,784,855
Norfolk Southern Corp. (Transportation)	34,400	6,612,024
Sempra Energy (Utilities)	36,000	4,480,560
Union Pacific Corp. (Transportation)	41,400	7,176,690
		140,568,531
Total Common Stocks (Cost $235,545,065)		251,432,804

	Number of Rights
Rights 0.2%
Canada 0.2%
Cellnex Telecom S.A., Expires 8/12/20 (b)	130,663	546,397
EDP- Energias de Portugal S.A., Expires 8/6/20 (a)(b)	1,069,972	108,644
Total Rights (Cost $0)		655,041

	Shares
Short-Term Investments 1.7%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 0.05% (d)	4,009,528	4,009,528

Unaffiliated Investment Company 0.1%
United States 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (d)(e)	144,446	144,446
Total Short-Term Investments (Cost $4,153,974)		4,153,974
Total Investments (Cost $239,699,039)	100.4%	256,241,819
Other Assets, Less Liabilities	(0.4)	(948,188)
Net Assets	100.0%	$255,293,631

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $2,769,989; the total market value of collateral held by the Fund was $2,954,561. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,810,115.
(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of July 31, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$251,282,923	$57,820	$92,061	$251,432,804
Rights	655,041	—	—	655,041
Short-Term Investments
Affiliated Investment Company	4,009,528	—	—	4,009,528
Unaffiliated Investment Company	144,446	—	—	144,446
Total Short-Term Investments	4,153,974	—	—	4,153,974
Total Investments in Securities	$256,091,938	$57,820	$92,061	$256,241,819

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.6% †
Community Shopping Centers 3.5%
Brixmor Property Group, Inc.	323,984	$3,729,056
Regency Centers Corp.	192,806	7,910,830
Retail Properties of America, Inc., Class A	556,622	3,540,116
Urban Edge Properties	111,768	1,171,329
		16,351,331
Enclosed Mall 2.3%
Simon Property Group, Inc.	171,006	10,662,224

Healthcare Facilities 14.1%
Alexandria Real Estate Equities, Inc.	104,099	18,482,778
Healthcare Trust of America, Inc., Class A	612,478	16,910,518
Healthpeak Properties, Inc.	492,749	13,447,120
Ventas, Inc.	341,137	13,086,015
Welltower, Inc.	76,199	4,081,218
		66,007,649
Hotels 1.8%
Host Hotels & Resorts, Inc.	568,634	6,129,874
Sunstone Hotel Investors, Inc.	319,981	2,393,458
		8,523,332
Industrial Properties 14.7%
Duke Realty Corp.	500,895	20,130,970
Prologis, Inc.	462,248	48,730,184
		68,861,154
Net Leased Properties 13.0%
MGM Growth Properties LLC, Class A	364,858	9,975,218
Spirit Realty Capital, Inc.	262,669	9,051,574
STAG Industrial, Inc.	294,659	9,605,883
STORE Capital Corp.	169,621	4,018,321
VEREIT, Inc.	2,632,215	17,135,720
VICI Properties, Inc.	522,328	11,339,741
		61,126,457
Office Buildings 7.8%
Boston Properties, Inc.	84,401	7,519,285
Brandywine Realty Trust	357,115	3,867,555
Columbia Property Trust, Inc.	293,525	3,510,559
Cousins Properties, Inc.	175,162	5,380,976
Highwoods Properties, Inc.	157,005	6,019,572
Hudson Pacific Properties, Inc.	131,191	3,092,172
Piedmont Office Realty Trust, Inc., Class A	432,775	7,015,283
		36,405,402
Residential 17.1%
American Campus Communities, Inc.	120,879	4,308,128
Apartment Investment and Management Co., Class A	228,298	8,862,529
AvalonBay Communities, Inc.	103,219	15,804,893
Camden Property Trust	86,810	7,883,216
Equity Residential	219,984	11,797,742
Invitation Homes, Inc.	681,350	20,317,857
Mid-America Apartment Communities, Inc.	93,791	11,178,949
		80,153,314
Self Storage Property 7.2%
CubeSmart	493,114	14,630,692
Extra Space Storage, Inc.	48,456	5,007,443
Life Storage, Inc.	142,265	13,960,465
		33,598,600
Technology Real Estate 18.1%
American Tower Corp.	33,529	8,764,145
Crown Castle International Corp.	54,251	9,043,642
CyrusOne, Inc.	138,020	11,513,628
Digital Realty Trust, Inc.	45,600	7,320,624
Equinix, Inc.	50,132	39,377,683
QTS Realty Trust, Inc., Class A	118,289	8,510,894
		84,530,616
Total Common Stocks (Cost $369,432,452)		466,220,079

Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.05% (a)	1,722,879	1,722,879
Total Short-Term Investment (Cost $1,722,879)		1,722,879
Total Investments (Cost $371,155,331)	100.0%	467,942,958
Other Assets, Less Liabilities	(0.0)‡	(145,265)
Net Assets	100.0%	$467,797,693

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Current yield as of July 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$466,220,079	$—	$—	$466,220,079
Short-Term Investment
Affiliated Investment Company	1,722,879	—	—	1,722,879
Total Investments in Securities	$467,942,958	$—	$—	$467,942,958

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Investment Companies 93.5%†
Equity Funds 34.7%
iShares Core MSCI EAFE ETF	8,938	$521,622
iShares Core S&P Small-Cap ETF	796	56,683
Schwab U.S. Mid-Cap ETF	857	47,392
Schwab U.S. Small-Cap ETF	583	39,749
VanEck Vectors Gold Miners ETF	1,470	63,122
Vanguard Mega Cap ETF	9,624	1,113,112
Vanguard Mega Cap Value ETF	1,946	147,040
Vanguard Mid-Cap ETF	591	103,005
Vanguard Small-Cap ETF	352	53,652
Total Equity Funds (Cost $2,098,392)		2,145,377
Fixed Income Funds 58.8%
Invesco Senior Loan ETF	8,146	176,279
Invesco Taxable Municipal Bond ETF	1,754	58,899
iShares 0-5 Year High Yield Corporate Bond ETF	9,416	418,353
iShares 20+ Year Treasury Bond ETF	519	88,749
iShares Broad USD High Yield Corporate Bond ETF	1,497	59,925
iShares Core U.S. Aggregate Bond ETF	11,626	1,390,005
Schwab U.S. Aggregate Bond ETF	24,447	1,391,034
Vanguard Short-Term Bond ETF	700	58,310
Total Fixed Income Funds (Cost $3,610,533)		3,641,554
Total Investment Companies (Cost $5,708,925)		5,786,931
Total Investments (Cost $5,708,925)	93.5%	5,786,931
Other Assets, Less Liabilities	6.5	399,560
Net Assets	100.0%	$6,186,491

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

S&P—Standards & Poor's

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Investment Companies
Equity Funds	$2,145,377	$—	$—	$2,145,377
Fixed Income Funds	3,641,554	—	—	3,641,554
Total Investments	$5,786,931	$—	$—	$5,786,931

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Defensive ETF Allocation Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Investment Companies 96.0%†
Equity Funds 15.9%
iShares Core MSCI EAFE ETF	2,044	$119,288
VanEck Vectors Gold Miners ETF	777	33,364
Vanguard Mega Cap ETF	2,291	264,977
Vanguard Mega Cap Value ETF	1,023	77,298
Total Equity Funds (Cost $474,765)		494,927
Fixed Income Funds 80.1%
Invesco Senior Loan ETF	7,748	167,667
Invesco Taxable Municipal Bond ETF	918	30,826
iShares 0-5 Year High Yield Corporate Bond ETF	6,624	294,304
iShares 20+ Year Treasury Bond ETF	271	46,341
iShares Broad USD High Yield Corporate Bond ETF	776	31,063
iShares Core U.S. Aggregate Bond ETF	7,946	950,024
Schwab U.S. Aggregate Bond ETF	16,702	950,344
Vanguard Short-Term Bond ETF	372	30,988
Total Fixed Income Funds (Cost $2,467,725)		2,501,557
Total Investment Companies (Cost $2,942,490)		2,996,484
Total Investments (Cost $2,942,490)	96.0%	2,996,484
Other Assets, Less Liabilities	4.0	125,874
Net Assets	100.0%	$3,122,358

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Investment Companies
Equity Funds	$494,927	$—	$—	$494,927
Fixed Income Funds	2,501,557	—	—	2,501,557
Total Investments	$2,996,484	$—	$—	$2,996,484

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Investment Companies 90.7%†
Equity Funds 90.7%
iShares Core MSCI EAFE ETF	10,532	$614,648
iShares Core MSCI Emerging Markets ETF	1,723	89,096
iShares Core S&P Small-Cap ETF	2,008	142,990
Schwab U.S. Mid-Cap ETF	2,158	119,337
Schwab U.S. Small-Cap ETF	1,479	100,838
VanEck Vectors Gold Miners ETF	757	32,506
Vanguard Mega Cap ETF	11,514	1,331,709
Vanguard Mega Cap Value ETF	987	74,578
Vanguard Mid-Cap ETF	1,503	261,958
Vanguard Small-Cap ETF	896	136,568
Total Equity Funds (Cost $2,787,666)		2,904,228
Total Investment Companies (Cost $2,787,666)		2,904,228
Total Investments (Cost $2,787,666)	90.7%	2,904,228
Other Assets, Less Liabilities	9.3	296,684
Net Assets	100.0%	$3,200,912

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

S&P—Standards & Poor's

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Investment Companies
Equity Funds	$2,904,228	$—	$—	$2,904,228

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Investment Companies 95.1%†
Equity Funds 74.5%
iShares Core MSCI EAFE ETF	17,010	$992,704
iShares Core MSCI Emerging Markets ETF	1,686	87,183
iShares Core S&P Small-Cap ETF	2,333	166,133
Schwab U.S. Mid-Cap ETF	4,186	231,486
Schwab U.S. Small-Cap ETF	1,708	116,451
VanEck Vectors Gold Miners ETF	1,471	63,165
Vanguard Mega Cap ETF	16,924	1,957,430
Vanguard Mega Cap Value ETF	1,903	143,791
Vanguard Mid-Cap ETF	2,884	502,652
Vanguard Small-Cap ETF	1,032	157,297
Total Equity Funds (Cost $4,285,834)		4,418,292
Fixed Income Funds 20.6%
Invesco Senior Loan ETF	1,322	28,608
Invesco Taxable Municipal Bond ETF	1,729	58,060
iShares 0-5 Year High Yield Corporate Bond ETF	5,895	261,915
iShares 20+ Year Treasury Bond ETF	515	88,065
iShares Broad USD High Yield Corporate Bond ETF	1,461	58,484
iShares Core U.S. Aggregate Bond ETF	2,814	336,442
Schwab U.S. Aggregate Bond ETF	5,919	336,791
Vanguard Short-Term Bond ETF	691	57,560
Total Fixed Income Funds (Cost $1,207,504)		1,225,925
Total Investment Companies (Cost $5,493,338)		5,644,217
Total Investments (Cost $5,493,338)	95.1%	5,644,217
Other Assets, Less Liabilities	4.9	288,755
Net Assets	100.0%	$5,932,972

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

S&P—Standards & Poor's

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Investment Companies
Equity Funds	$4,418,292	$—	$—	$4,418,292
Fixed Income Funds	1,225,925	—	—	1,225,925
Total Investments	$5,644,217	$—	$—	$5,644,217

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay Intermediate Tax Free Bond Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 97.7% †
Long-Term Municipal Bonds 97.7%
Alabama 1.7%
Birmingham Airport Authority, Revenue Bonds Insured: BAM 5.00%, due 7/1/30	$500,000	$664,520
Chilton County Health Care Authority, Chilton County Hospital Project, Revenue Bonds Series A 5.00%, due 11/1/28	200,000	238,894
		903,414
Arizona 1.3%
Arizona Industrial Development Authority, Equitable School Revolving Fund, Revenue Bonds
Series A 5.00%, due 11/1/23	250,000	282,373
Series A 5.00%, due 11/1/25	340,000	405,783
		688,156
California 8.4%
ABAG Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program, Special Tax Series A, Insured: AGM 5.00%, due 9/2/30	70,000	87,728
California County Tobacco Securitization Agency, Revenue Bonds Series A 5.00%, due 6/1/30	250,000	336,468
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds Insured: BAM 5.00%, due 5/15/36	1,000,000	1,190,850
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/26	500,000	593,495
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds Series D 5.00%, due 5/15/32 (a)	650,000	839,423
Roseville Joint Union High School District, School Financing Project, Certificate of Participation Insured: BAM 2.125%, due 6/1/35	500,000	500,595
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	990,690
		4,539,249
Colorado 0.9%
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2 5.00%, due 8/1/32	110,000	139,706
Series A-2 5.00%, due 8/1/33	90,000	113,645
Series A-1 5.00%, due 8/1/34	75,000	94,329
Series A-1 5.00%, due 8/1/35	105,000	131,517
		479,197
Connecticut 4.3%
City of Waterbury CT, Unlimited General Obligation Series A 5.00%, due 2/1/33	500,000	667,280
State of Connecticut, Special Tax, Revenue Bonds Series A 4.00%, due 5/1/36	500,000	587,730
State of Connecticut, Unlimited General Obligation Series E, Insured: BAM 5.00%, due 9/15/34	500,000	641,165
University of Connecticut, Revenue Bonds Series A, Insured: BAM 5.00%, due 1/15/37	385,000	464,102
		2,360,277
Florida 4.4%
County of Osceola FL, Transportation, Revenue Bonds Series A-1 5.00%, due 10/1/31	350,000	444,598
Harbor Bay Community Development District, Special Assessment
Series A-1 3.10%, due 5/1/24	445,000	450,838
Series A-2 3.10%, due 5/1/24	295,000	298,891
Pinellas County Industrial Development Authority, Foundation for Global Understanding Project, Revenue Bonds 5.00%, due 7/1/29	600,000	668,454
State of Florida, State Board Of Education, Public Education Capital Outlay, Unlimited General Obligation Series C 4.00%, due 6/1/30	500,000	532,405
		2,395,186
Georgia 4.3%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	500,000	544,580
Etowah Water & Sewer Authority, Revenue Bonds Insured: BAM 4.00%, due 3/1/34	1,000,000	1,185,550
Municipal Electric Authority of Georgia, Revenue Bonds Series A 5.00%, due 1/1/38	500,000	619,575
		2,349,705
Guam 2.5%
Guam Government, Business Privilege Tax, Revenue Bonds Series D 5.00%, due 11/15/27	365,000	412,286
Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	500,000	550,705
Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	385,000	403,830
		1,366,821
Idaho 0.8%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	370,000	418,814

Illinois 16.5%
Chicago O'Hare International Airport, Revenue Bonds
Series C 5.00%, due 1/1/28	200,000	239,442
Series C 5.00%, due 1/1/34	250,000	293,258
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	540,775
Chicago Park District, Limited Tax, Limited General Obligation Series B 5.00%, due 1/1/24	500,000	556,645
City of Chicago IL, Unlimited General Obligation Series A 5.00%, due 12/1/21	500,000	503,830
City of Chicago IL, Wastewater Transmission, Revenue Bonds Insured: AGM 5.00%, due 1/1/31	500,000	557,530
City of Monmouth IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	300,000	318,300
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation Insured: BAM 5.00%, due 12/1/29	1,000,000	1,259,260
Kankakee County School District No. 111, Limited General Obligation Insured: BAM 4.00%, due 1/1/23	265,000	284,743
Peoria County Community Unit School District No. 323, Unlimited General Obligation 4.00%, due 4/1/28	250,000	303,862
Regional Transportation Authority, Revenue Bonds Series A, Insured: NATL-RE 5.50%, due 7/1/24	160,000	189,179
Sales Tax Securitization Corp., Revenue Bonds Series A 5.00%, due 1/1/30	500,000	631,990
Sangamon County School District No. 186 Springfield, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 6/1/29	555,000	728,349
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 12/1/34	250,000	313,732
Southwestern Illinois Development Authority, Revenue Bonds 4.00%, due 4/15/33	250,000	305,777
State of Illinois, Unlimited General Obligation 5.50%, due 5/1/39	500,000	596,540
Village of Mundelein IL, Unlimited General Obligation
Insured: AGM 4.00%, due 12/15/25	210,000	246,467
Insured: AGM 4.00%, due 12/15/26	345,000	413,413
Insured: AGM 4.00%, due 12/15/27	300,000	366,873
Insured: AGM 4.00%, due 12/15/39	250,000	297,923
		8,947,888
Indiana 2.1%
City of Fort Wayne IN, Waterworks Utility Revenue, Revenue Bonds Series A 0.05%, due 12/1/39	1,275,000	850,807
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds 5.125%, due 8/15/27	300,000	300,858
		1,151,665
Kansas 0.8%
Wichita Health Care Facilities, Presbyterian Manors Obligated Group, Revenue Bonds 4.00%, due 5/15/21	450,000	450,288

Louisiana 2.1%
City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/32	920,000	1,137,497

Michigan 2.1%
Great Lakes Water Authority, Water Supply System, Revenue Bonds Series A 5.00%, due 7/1/28	800,000	1,031,096
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds Series B 5.00%, due 7/1/31	100,000	109,007
		1,140,103
Minnesota 2.9%
State of Minnesota, Unlimited General Obligation Series A 5.00%, due 10/1/29	1,220,000	1,594,467

Mississippi 1.9%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds Series A 5.00%, due 1/1/34	810,000	1,036,371

Missouri 2.5%
Missouri Public Utilities Commission, Interim Construction Notes, Revenue Notes Series 2019 1.50%, due 3/1/21	500,000	500,415
St. Louis Airport Revenue, St. Louis Lambert International Airport, Revenue Bonds Series B 5.00%, due 7/1/36 (a)	725,000	883,369
		1,383,784
Nebraska 1.9%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	900,000	1,020,303

Nevada 2.8%
Clark County School District, Limited General Obligation Series B, Insured: AGM 5.00%, due 6/15/31 (c)	500,000	654,430
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds Series B 5.00%, due 7/1/43	250,000	289,447
Sparks Tourism Improvement District No. 1, Revenue Bonds Series A 2.75%, due 6/15/28 (c)	600,000	586,662
		1,530,539
New Hampshire 1.0%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds Series A 4.00%, due 4/1/30 (a)	500,000	555,965

New Jersey 3.9%
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds Series K, Insured: AMBAC 5.25%, due 12/15/20	750,000	762,120
Passaic Valley Sewerage Commission, Revenue Bonds Series J, Insured: AGM 3.00%, due 12/1/32	250,000	279,285
State of New Jersey, General Obligation Unlimited Notes Series A 4.00%, due 9/25/20 (c)	500,000	500,240
State of New Jersey, Unlimited General Obligation 5.00%, due 6/1/39	500,000	595,735
		2,137,380
New Mexico 1.9%
New Mexico Hospital Equipment Loan Council, First Mortgage Entrance Fee, La Vida Expansion Project, Revenue Bonds Series C 2.25%, due 7/1/23	750,000	728,933
Santa Fe Retirement Facilities Revenue, El Castillo Retirement Project, Revenue Bonds Series B-2 2.25%, due 5/15/24	300,000	286,617
		1,015,550
New York 7.8%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 4.00%, due 6/1/29	445,000	458,252
Metropolitan Transportation Authority, Green Bond, Revenue Bonds Series A-1 5.00%, due 11/15/29	500,000	552,345
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C 5.00%, due 11/15/38	250,000	261,870
Series C 5.00%, due 11/15/42	500,000	523,880
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds Class 1 2.45%, due 9/15/69	500,000	506,850
New York State Thruway Authority, Revenue Bonds Series L 5.00%, due 1/1/32	250,000	316,785
New York State Urban Development Corp., Revenue Bonds Series A 5.00%, due 3/15/36	750,000	1,002,038
Niagara Falls City School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/29	500,000	608,895
		4,230,915
Ohio 2.0%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds Series D 2.875%, due 2/1/26	250,000	259,075
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds 5.00%, due 10/1/21	550,000	576,576
West Carrollton City School District, Unlimited General Obligation Series A, Insured: State Credit Enhancement Program 4.00%, due 12/1/21	250,000	262,735
		1,098,386
Pennsylvania 5.6%
County of Beaver PA, Unlimited General Obligation Insured: BAM 5.00%, due 4/15/25	350,000	414,449
North Pocono School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 9/15/32	500,000	598,875
Shenandoah Valley School District, Limited General Obligation Insured: AGM 4.00%, due 8/1/27	1,185,000	1,436,090
Stroudsburg Area School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/30	250,000	297,527
Warrior Run School District, Montour Northumberland Union County, Limited General Obligation Insured: AGM 4.00%, due 9/1/36	255,000	283,986
		3,030,927
Puerto Rico 1.2%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 7/1/35	100,000	102,801
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A-1 4.50%, due 7/1/34	500,000	528,215
		631,016
Texas 1.7%
City of Irving TX, Hotel Occupancy Tax, Revenue Bonds 5.00%, due 8/15/24	200,000	211,934
City of San Antonio Electric & Gas Systems, Revenue Bonds 4.00%, due 2/1/34	250,000	285,117
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds 5.00%, due 9/1/28	365,000	404,442
		901,493
Utah 3.6%
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds Insured: UT CSCE 4.00%, due 4/15/30	100,000	122,368
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A, Insured: UT CSCE 5.00%, due 4/15/25	135,000	160,201
Series A, Insured: UT CSCE 5.00%, due 4/15/28	200,000	255,122
Series A, Insured: UT CSCE 5.00%, due 4/15/29	185,000	240,385
Utah Infrastructure Agency, Revenue Bonds Series A 5.00%, due 10/15/28	460,000	520,347
Utah Infrastructure Agency, Telecommunication, Revenue Bonds 5.00%, due 10/15/27	250,000	289,853
Utah Transit Authority, Sales Tax, Revenue Bonds Series C, Insured: AGM 5.25%, due 6/15/27	300,000	385,221
		1,973,497
Virginia 0.2%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series C, Insured: AGM 5.00%, due 10/1/30	100,000	108,775

Washington 3.7%
Lewis County School District No. 226, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/28	390,000	458,285
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds 5.00%, due 7/1/37	1,000,000	1,109,470
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds Series B 2.375%, due 1/1/26 (c)	500,000	465,920
		2,033,675
Wisconsin 0.9%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Insured: AGM 5.00%, due 2/15/32	400,000	516,108
Total Investments (Cost $51,232,377)	97.7%	53,127,411
Other Assets, Less Liabilities	2.3	1,238,986
Net Assets	100.0%	$54,366,397

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

Futures Contract

As of July 31, 2020, the Portfolio held the following futures contract1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts

10-Year United States Treasury Note	(40)	September 2020	$(5,544,414)	$(5,603,125)	$(58,711)

1. As of July 31, 2020, cash in the amount of $1,461,402 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CHF	—Collegiate Housing Foundation
NATL-RE	—National Public Finance Guarantee Corp.
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds	$—	$53,127,411	$—	$53,127,411
Total Investments in Securities	$—	$53,127,411	$—	$53,127,411

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(58,711)	$—	$—	$(58,711)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Mainstay MacKay Short Term Municipal Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 93.0%†
Corporate Bonds 0.3%
Convertible Securities 0.3%
Baptist Health Obligated Group
2.579%, due 12/1/22	$350,000	$352,663
2.679%, due 12/1/23	400,000	404,863
Rogers Memorial Hospital, Inc.
2.211%, due 7/1/22	500,000	509,514
2.383%, due 7/1/24	500,000	520,455
Smithsonian Institution
0.895%, due 9/1/22	825,000	826,392
0.974%, due 9/1/23	800,000	800,277
Total Corporate Bonds (Cost $3,375,000)		3,414,164

Municipal Bonds 92.7%
Long-Term Municipal Bonds 84.6%
Alabama 2.4%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds 5.00%, due 9/1/20	520,000	521,815
Birmingham Airport Authority, Revenue Bonds Insured: BAM 5.00%, due 7/1/24	625,000	725,131
Black Belt Energy Gas District, Project No. 4, Revenue Bonds Series A-1 4.00%, due 12/1/49 (a)	500,000	577,595
Black Belt Energy Gas District, Project No. 5, Revenue Bonds Series A-1 4.00%, due 10/1/49 (a)	7,500,000	8,789,700
City of Bessemer AL, Water Revenue, Revenue Bonds Insured: AGM 5.00%, due 1/1/29	540,000	670,934
County of Dallas AL, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 5/1/22	270,000	265,259
Series A, Insured: AGM (zero coupon), due 5/1/23	410,000	398,389
Series B, Insured: AGM (zero coupon), due 5/1/24	300,000	288,066
Series A, Insured: AGM (zero coupon), due 5/1/25	270,000	254,478
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series B 2.17%, due 12/1/20	250,000	250,825
Series B 2.22%, due 12/1/21	500,000	503,115
Series B 2.258%, due 12/1/22	635,000	641,299
Industrial Development Board of the City of Mobile Alabama, Alabama Power Company, Revenue Bonds 1.00%, due 6/1/34 (a)	5,500,000	5,524,805
Lower Alabama Gas District, Gas Project No. 2, Revenue Bonds
4.00%, due 12/1/21	200,000	208,594
4.00%, due 12/1/22	350,000	376,197
4.00%, due 12/1/23	750,000	828,877
Phenix City Water & Sewer Revenue, Revenue Bonds Series A, Insured: BAM 3.00%, due 8/15/22	500,000	520,975
Prichard Water Works & Sewer Board, Revenue Bonds
3.00%, due 11/1/20	240,000	241,176
3.00%, due 11/1/21	270,000	276,329
5.00%, due 11/1/22	415,000	449,814
Southeast Alabama Gas Supply District, Project No.1, Revenue Bonds Series A 5.00%, due 4/1/24	1,500,000	1,724,085
Troy University Facilities, Revenue Bonds Series A, Insured: BAM 4.00%, due 11/1/21	2,000,000	2,091,380
University of West Alabama, Revenue Bonds
Insured: AGM 4.00%, due 1/1/22	150,000	155,612
Insured: AGM 4.00%, due 1/1/23	125,000	132,923
Insured: AGM 4.00%, due 1/1/24	100,000	108,823
Insured: AGM 4.00%, due 1/1/25	150,000	166,651
Insured: AGM 5.00%, due 1/1/26	180,000	213,010
		26,905,857
Alaska 0.2%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A 5.00%, due 10/1/22	550,000	599,269
Series A 5.00%, due 10/1/23	585,000	661,056
Alaska Industrial Development & Export Authority, Yukon-Kuskokwim Health Corp., Revenue Bonds 3.50%, due 12/1/20	500,000	500,945
City of Valdez AK, BP Pipelines, Inc. Project, Revenue Bonds Series C 5.00%, due 1/1/21	1,000,000	1,019,250
		2,780,520
Arizona 0.3%
County of Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Revenue Bonds Series A 5.00%, due 8/1/20	500,000	500,000
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	53,108
Maricopa County Elementary School District No. 8, Limited General Obligation Insured: BAM 5.00%, due 7/1/21	470,000	490,859
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds Insured: School District Credit Program 4.00%, due 7/1/22	150,000	160,195
Maricopa County Unified School District No. 90, Saddle Mountain, Unlimited General Obligation Insured: AGM 5.00%, due 7/1/22	400,000	432,784
Pima County Industrial Development Authority, Tucson Electric Power Co., Revenue Bonds Series A 4.95%, due 10/1/20	1,145,000	1,153,473
Sedona Wastewater Municipal Property Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/24	500,000	478,910
		3,269,329
Arkansas 0.3%
Arkansas Development Finance Authority, Revenue Bonds Series C 5.00%, due 6/1/21	325,000	338,130
City of Fort Smith AR, Water & Sewer, Revenue Bonds Insured: BAM 5.00%, due 10/1/29	2,125,000	2,654,316
		2,992,446
California 6.4%
ABC Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	1,315,000	1,264,017
Alameda Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/26	330,000	310,358
Alta Loma School District, Capital Appreciation, Election of 1999, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/25	200,000	193,686
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,744,802
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series C, Insured: AGM (zero coupon), due 9/1/21	300,000	298,326
Antelope Valley Union High School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	300,000	288,513
Brea Redevelopment Agency, Redevelopment Project, Tax Allocation 5.00%, due 8/1/20	500,000	500,000
Cabrillo Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AMBAC (zero coupon), due 8/1/20	400,000	400,000
California County Tobacco Securitization Agency, Revenue Bonds
Series A 3.00%, due 6/1/21	750,000	766,920
Series A 4.00%, due 6/1/22	350,000	373,282
Series A 5.00%, due 6/1/24	450,000	526,513
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/22	3,000,000	2,956,080
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series E 5.625%, due 7/1/25	1,500,000	1,505,385
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
3.00%, due 9/1/20	215,000	215,247
4.00%, due 9/1/21	275,000	282,447
4.00%, due 9/1/22	300,000	315,492
4.00%, due 9/1/23	310,000	333,424
California Health Facilities Financing Authority, St. Joseph Health Systems, Revenue Bonds Series C 5.00%, due 7/1/34 (a)	1,000,000	1,099,620
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/20	325,000	326,606
5.00%, due 10/1/21	250,000	258,978
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
Series A 5.00%, due 12/31/23	1,300,000	1,460,186
5.00%, due 6/30/25	685,000	801,272
California Municipal Finance Authority, Paradise Valley Estates Project, Revenue Bonds Series B-2, Insured: California Mortgage Insurance 2.00%, due 7/1/24	500,000	501,795
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,520,000	1,662,318
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/21	290,000	300,924
Series A 5.00%, due 12/1/22	200,000	214,948
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/21	300,000	305,013
5.00%, due 1/1/22	500,000	528,510
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (a)	1,265,000	1,339,407
Chino Valley Unified School District, Limited General Obligation Series B 5.00%, due 8/1/21	125,000	131,146
Chula Vista Elementary School District, Revenue Bonds (zero coupon), due 8/1/23	5,670,000	5,617,099
City of Montebello CA, Revenue Bonds Insured: AGM 2.173%, due 6/1/23	2,000,000	2,073,580
County of Fresno CA, Pension Obligation, Capital Appreciation, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 8/15/20	500,000	499,730
County of Sacramento CA, Airport System, Revenue Bonds Series E 5.00%, due 7/1/25	260,000	309,325
Dinuba Unified School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/20	155,000	155,000
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/26	380,000	362,535
Los Angeles Department of Airports, Revenue Bonds (b)
Series A 5.00%, due 5/15/21	1,065,000	1,100,997
5.00%, due 5/15/22	1,180,000	1,270,494
Series D 5.00%, due 5/15/22	1,000,000	1,076,690
5.00%, due 5/15/24	500,000	581,500
Los Angeles Unified School District, Unlimited General Obligation Series C 5.00%, due 7/1/23	2,000,000	2,283,740
Manteca Unified School District, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/25	325,000	312,247
Merced Irrigation District Financing Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/22	250,000	276,608
Modesto High School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/20	1,145,000	1,145,000
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds Series A 5.00%, due 3/1/24 (b)	250,000	286,833
Ontario International Airport Authority, Revenue Bonds Insured: AGM 2.634%, due 5/15/23	1,000,000	1,030,990
Oxnard County Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 6/1/21	280,000	290,833
Oxnard Financing Authority, Revenue Bonds 5.00%, due 6/1/21	175,000	182,011
Pacifica School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/25	1,165,000	1,119,833
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (b)
5.00%, due 6/1/22	400,000	428,028
Insured: BAM 5.00%, due 6/1/25	925,000	1,092,647
Insured: BAM 5.00%, due 6/1/28	655,000	765,983
Palomar Health, Capital Appreciation, Unlimited General Obligation Series A; Insured: NATL-RE (zero coupon), due 8/1/20	215,000	215,000
Petaluma City Elementary School District, Unlimited General Obligation 3.00%, due 8/1/20	435,000	435,000
Rialto Redevelopment Agency, Merged Project Area, Tax Allocation Series A, Insured: BAM 4.00%, due 9/1/25	250,000	285,108
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds Insured: NATL-RE (zero coupon), due 6/1/25	1,905,000	1,826,895
Rocklin Unified School District Community Facilities District, Capital Appreciation, Special Tax Insured: NATL-RE (zero coupon), due 9/1/20	150,000	149,963
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	4,123,171
Sacramento City Unified School District, Election 2012, Unlimited General Obligation Series E 5.00%, due 8/1/23	300,000	336,858
Sacramento Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds
Series C 5.00%, due 6/1/22	275,000	291,079
Series C 5.00%, due 6/1/23	325,000	354,533
Series A 5.00%, due 6/1/26	1,375,000	1,603,332
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds Series D 5.00%, due 5/1/24	1,325,000	1,369,573
San Jose Redevelopment Agency, Successor Agency, Tax Allocation Series B 5.00%, due 8/1/20	435,000	435,000
San Luis Obispo County Financing Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/26	1,000,000	1,238,640
San Ysidro School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/22	1,320,000	1,441,717
Sanger Unified School District, Capital Appreciation, Election 2006, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/28	290,000	265,031
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation Series C, Insured: AGM (zero coupon), due 2/1/23	100,000	98,719
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	990,690
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,410,000	1,489,284
State of California, Unlimited General Obligation 5.00%, due 9/1/21	2,775,000	2,922,907
Stockton Public Financing Authority, Water Revenue, Revenue Bonds Series A, Insured: BAM 5.00%, due 10/1/20	400,000	402,980
Transbay Joint Powers Authority, Green Bond, Tax Allocation
Series A-T 1.97%, due 10/1/20	1,755,000	1,756,597
Series A-T 2.05%, due 10/1/21	1,000,000	1,006,290
Series A-T 2.17%, due 10/1/22	750,000	758,707
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	871,797
Upper Lake Union High School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/23	255,000	250,670
Vacaville Unified School District, Unlimited General Obligation Series D 4.00%, due 8/1/25	125,000	148,899
Vallejo City Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/21	520,000	544,768
Victor Elementary School District, Capital Appreciation, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 8/1/27	350,000	323,715
Vista Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/26	325,000	311,360
Yuba City Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 3/1/25	1,300,000	1,235,884
		70,951,085
Colorado 1.2%
City & County of Denver CO Airport System, Revenue Bonds Series A 5.25%, due 11/15/22 (b)	2,815,000	2,984,181
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds
Series A 4.00%, due 4/1/23	315,000	334,426
Series B 5.00%, due 4/1/22	770,000	813,828
Series B 5.00%, due 4/1/24	500,000	546,195
Colorado School of Mines, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 12/1/25	100,000	95,729
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A (zero coupon), due 10/1/22	600,000	595,872
Series B (zero coupon), due 10/1/22	830,000	824,290
Denver City & County Airport Revenue (b)
Series A 5.00%, due 12/1/20	550,000	557,969
Series A 5.00%, due 11/15/22	720,000	788,436
E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/20	3,370,000	3,368,922
Erie Commons Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/21	100,000	105,866
Series A, Insured: AGM 5.00%, due 12/1/23	130,000	148,622
Flying Horse Co. Met District No. 2, Limited General Obligation
Insured: AGM 4.00%, due 12/1/21	230,000	240,665
Insured: AGM 4.00%, due 12/1/24	325,000	371,933
Insured: AGM 4.00%, due 12/1/25	395,000	461,787
Triview Metropolitan District, Revenue Bonds
Insured: BAM 5.00%, due 12/1/22	210,000	228,663
Insured: BAM 5.00%, due 12/1/24	315,000	365,334
Insured: BAM 5.00%, due 12/1/25	255,000	303,509
University of Colorado, Revenue Bonds 5.00%, due 6/1/22	100,000	104,031
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM 5.00%, due 12/15/21	100,000	105,727
Insured: AGM 5.00%, due 12/15/22	100,000	109,750
		13,455,735
Connecticut 1.9%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,001,390
Series A 5.00%, due 6/1/23	600,000	660,462
Series A 5.00%, due 6/1/24	865,000	980,503
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM 5.00%, due 7/15/21	200,000	208,104
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,070,590
Series A, State Guaranty 5.00%, due 4/1/23	490,000	543,062
City of New Haven, Unlimited General Obligation
Series C, Insured: AGM 2.307%, due 8/1/22	700,000	710,759
Series A 5.25%, due 8/1/25	155,000	179,188
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds (b)
Series A 3.00%, due 11/15/25	975,000	1,019,830
Series A 5.00%, due 11/15/23	200,000	221,664
Series A 5.00%, due 11/15/24	460,000	521,916
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 10/1/21	370,000	389,647
State of Connecticut, Special Tax, Revenue Bonds
Series A 4.00%, due 5/1/21	500,000	513,315
Series A 5.00%, due 5/1/22	400,000	431,828
Series A 5.00%, due 5/1/23	675,000	759,166
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,359,285
Series C 4.00%, due 6/1/28	1,535,000	1,863,843
Series C 5.00%, due 6/15/21	4,865,000	5,059,941
Series C 5.00%, due 6/15/23	1,500,000	1,695,720
Series D 5.00%, due 11/1/23	105,000	110,877
Town of Hamden CT, Unlimited General Obligation Insured: BAM 5.00%, due 8/15/22	300,000	322,989
Town of Wilton CT, Unlimited General Obligation 5.00%, due 1/15/21	100,000	102,199
University of Connecticut, Revenue Bonds Series A 5.00%, due 4/15/21	425,000	438,596
		21,164,874
Delaware 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	358,275
4.00%, due 9/1/24	370,000	405,561
		763,836
District of Columbia 0.3%
District of Columbia Income Tax Secured, Revenue Bonds Series A 5.00%, due 12/1/21	420,000	447,241
District of Columbia, Children's Hospital Obligated Group, Revenue Bonds 5.00%, due 7/15/21	250,000	259,935
District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	1,720,000	1,784,655
District of Columbia, KIPP DC Project, Revenue Bonds 5.00%, due 7/1/22	200,000	213,392
Metropolitan Washington Airports Authority, Revenue Bonds Series A 5.00%, due 10/1/24 (b)	200,000	234,882
		2,940,105
Florida 2.8%
Central Florida Expressway Authority, Revenue Bonds Series A 5.00%, due 7/1/22	380,000	413,045
City of Jacksonville FL, Revenue Bonds
5.00%, due 10/1/21	665,000	699,513
5.00%, due 10/1/27	1,285,000	1,397,219
City of Orlando FL, Tourist Development Tax, Revenue Bonds Series A; Insured: AGM 5.00%, due 11/1/25	1,095,000	1,300,729
City of Tampa FL, H. Lee Moffitt Cancer Center Project, Revenue Bonds
Series B 5.00%, due 7/1/23	75,000	84,055
Series B 5.00%, due 7/1/24	300,000	346,686
County of Broward FL Airport System, Revenue Bonds
Series P-2 3.25%, due 10/1/22	1,000,000	1,054,640
Series A 5.00%, due 10/1/20 (b)	650,000	654,576
County of Broward FL Port Facilities, Revenue Bonds (b)
Series B 5.00%, due 9/1/20	1,130,000	1,133,017
Series D 5.00%, due 9/1/21	785,000	814,869
Series B, Insured: AGM 5.00%, due 9/1/23	1,000,000	1,040,340
Series D 5.00%, due 9/1/23	1,000,000	1,106,460
County of Miami-Dade FL Aviation, Revenue Bonds
Series E 1.872%, due 10/1/20	1,200,000	1,200,696
Series B 1.885%, due 10/1/21	1,500,000	1,512,990
Series B 5.00%, due 10/1/25	735,000	799,518
Series A 5.25%, due 10/1/23	285,000	286,981
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds Series A 5.00%, due 10/1/30	835,000	1,008,455
County of Osceola FL, Transportation Revenue Bonds
Series A-1 5.00%, due 10/1/21	250,000	261,040
Series A-1 5.00%, due 10/1/22	250,000	269,895
Daytona Beach Capital Improvement, Revenue Bonds Series A, Insured: AGM 4.00%, due 2/1/23	500,000	508,760
Flagler County School District, Certificate of Participation Series A, Insured: AGM 5.00%, due 8/1/22	200,000	218,274
Florida Municipal Loan Council, Revenue Bonds Series D, Insured: AGM 4.00%, due 10/1/21	500,000	521,375
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A 5.00%, due 10/1/21	1,000,000	1,051,300
Series A 5.00%, due 10/1/22	270,000	294,980
Subseries A 5.00%, due 10/1/23	500,000	566,010
Hillsborough County School Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/22	2,375,000	2,614,709
JEA Water & Sewer System, Revenue Bonds Series A 5.00%, due 10/1/20	425,000	428,302
Lee County Tourist Development, Revenue Bonds Series A 3.00%, due 10/1/21	1,030,000	1,064,443
Martin County Industrial Development Authority, Indiantown Cogeneration Project, Revenue Bonds 4.20%, due 12/15/25 (b)(c)	2,000,000	2,001,160
Miami-Dade County Educational Facilities Authority, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 4/1/24	1,100,000	1,263,053
Miami-Dade County Health Facilities Authority, Miami Children's Hospital, Revenue Bonds
6.00%, due 8/1/30	895,000	895,000
6.125%, due 8/1/42	1,790,000	1,790,000
Mid-Bay Bridge Authority, Revenue Bonds Series A 5.00%, due 10/1/21	1,000,000	1,028,570
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/21	440,000	459,430
5.00%, due 10/1/23	50,000	55,885
Palm Beach County Health Facilities Authority, Acts Retirement-life Communities, Revenue Bonds 5.50%, due 11/15/33	125,000	126,879
South Miami Health Facilities Authority, Baptist Health South Florida, Revenue Bonds 5.00%, due 8/15/20	725,000	725,935
St Lucie County School Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/23	130,000	148,611
		31,147,400
Georgia 1.2%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/22	700,000	762,412
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds Series F 5.00%, due 7/1/22	500,000	545,385
Development Authority of Burke County, Revenue Bonds Fifth Series 2.05%, due 10/1/32 (a)	1,000,000	1,012,790
Georgia Municipal Electric Authority, Project 1, Revenue Bonds Series C 5.00%, due 1/1/22	995,000	1,050,660
Main Street Natural Gas, Inc., Revenue Bonds
Series C 4.00%, due 3/1/50 (a)	5,160,000	5,994,991
Series A 5.00%, due 5/15/22	550,000	587,202
Series A 5.00%, due 5/15/23	1,000,000	1,104,140
Series A 5.50%, due 9/15/21	265,000	278,534
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B 5.00%, due 1/1/23	350,000	384,132
Series B 5.00%, due 1/1/24	445,000	505,738
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH 5.00%, due 1/1/21	500,000	508,270
Series A, Insured: BAM 5.25%, due 1/1/21	300,000	305,205
State of Georgia, Unlimited General Obligation Series F 5.00%, due 1/1/23	550,000	614,851
		13,654,310
Guam 1.3%
Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/22	525,000	566,528
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds
Series A 5.00%, due 7/1/21	385,000	398,852
5.00%, due 7/1/24	400,000	458,596
Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/25	950,000	1,027,682
Port Authority of Guam, Revenue Bonds
Series C 3.783%, due 7/1/21	500,000	506,555
Series B 5.00%, due 7/1/22 (b)	400,000	421,568
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/20	2,740,000	2,761,043
Series A 5.00%, due 12/1/20	3,230,000	3,258,779
Series A 5.00%, due 12/1/21	5,295,000	5,485,673
		14,885,276
Hawaii 0.2%
State of Hawaii Airports System Revenue, Certificate of Participation 5.25%, due 8/1/25 (b)	1,000,000	1,115,430
State of Hawaii, Unlimited General Obligation Series FE 5.00%, due 10/1/20	1,175,000	1,184,012
		2,299,442
Idaho 0.1%
Caribou Bear Lake & Bonneville Counties Joint School District No. 150 Soda Spring, Unlimited General Obligation Insured: Idaho School Bond Guaranty 3.00%, due 9/15/20	125,000	125,412
Idaho Health Facilities Authority, St. Luke's Health System Project, Revenue Bonds Series A 5.00%, due 3/1/22	585,000	622,329
		747,741
Illinois 10.1%
Chicago Board of Education, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 12/1/23	4,650,000	5,106,118
Chicago Midway International Airport, Revenue Bonds (b)
Series A 5.00%, due 1/1/24	4,485,000	5,071,324
Series A 5.00%, due 1/1/27	875,000	980,324
Chicago O'Hare International Airport, Revenue Bonds
Series B 5.00%, due 1/1/21	370,000	376,583
Series C 5.00%, due 1/1/21	445,000	452,917
Series D 5.00%, due 1/1/21	200,000	203,558
Series D 5.00%, due 1/1/22 (b)	930,000	981,754
Series B 5.00%, due 1/1/24 (b)	2,000,000	2,117,520
Series D 5.00%, due 1/1/24	850,000	934,184
Series D 5.00%, due 1/1/24 (b)	150,000	170,582
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	540,775
Chicago Park District, Unlimited General Obligation
Series E 5.00%, due 11/15/20	750,000	757,770
Series E 5.00%, due 11/15/21	800,000	837,560
Chicago Transit Authority, Revenue Bonds 5.00%, due 12/1/21	5,000,000	5,263,900
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
5.25%, due 12/1/23	940,000	987,912
5.25%, due 12/1/24	610,000	640,262
City of Canton IL, Alternate Revenue Source, Unlimited General Obligation
Series A, Insured: BAM 3.00%, due 12/1/21	525,000	539,626
Series A, Insured: BAM 3.00%, due 12/1/22	635,000	664,616
Series A, Insured: BAM 3.00%, due 12/1/23	550,000	585,161
City of Chicago IL, Unlimited General Obligation
Series C 4.00%, due 1/1/24	240,000	242,998
Series A 5.00%, due 1/1/22	790,000	815,920
Series C 5.00%, due 1/1/23	570,000	601,897
Series 2002B 5.00%, due 1/1/24	150,000	161,552
Series C 5.00%, due 1/1/24	3,720,000	3,997,363
Series 2002B 5.00%, due 1/1/26	170,000	185,412
Series A 5.00%, due 1/1/26	405,000	433,820
Series 2002B 5.25%, due 1/1/28	150,000	163,704
City of Chicago IL, Wastewater Transmission, Second Lien, Revenue Bonds
5.00%, due 1/1/24	150,000	168,750
3.00%, due 1/1/21	500,000	504,925
4.00%, due 1/1/21	1,000,000	1,013,920
City of Chicago IL, Waterworks Second Lien, Revenue Bonds
Series 2017-2 5.00%, due 11/1/20	2,350,000	2,375,662
Series 2017-2 5.00%, due 11/1/21	120,000	126,552
5.00%, due 11/1/22	500,000	545,205
5.00%, due 11/1/24	250,000	272,340
City of Peoria IL, Unlimited General Obligation Insured: AGM 5.00%, due 1/1/28	485,000	614,849
City of Rockford IL, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 12/15/20	100,000	101,289
Insured: BAM 4.00%, due 12/15/21	75,000	78,490
Series A, Insured: AGM 4.00%, due 12/15/21	130,000	136,049
Insured: BAM 4.00%, due 12/15/22	250,000	268,593
Series A, Insured: AGM 4.00%, due 12/15/22	135,000	145,436
Insured: BAM 4.00%, due 12/15/23	300,000	331,158
Series A, Insured: AGM 4.00%, due 12/15/23	140,000	154,836
Insured: BAM 4.00%, due 12/15/24	285,000	322,318
Series A, Insured: AGM 4.00%, due 12/15/24	290,000	328,904
Cook County Community Unit School District No. 401 Elmwood Park, Limited General Obligation Series A, Insured: AGM 5.00%, due 12/1/20	1,340,000	1,360,703
Cook County School District No. 122 Ridgeland, Unlimited General Obligation Series A 3.00%, due 12/1/22	950,000	1,004,682
Cook County School District No. 94, Komarek School District, Unlimited General Obligation
Insured: BAM 5.00%, due 12/1/21	180,000	190,262
Insured: BAM 5.00%, due 12/1/22	340,000	373,021
Insured: BAM 5.00%, due 12/1/23	555,000	630,763
Insured: BAM 5.00%, due 12/1/24	370,000	433,214
Insured: BAM 5.00%, due 12/1/25	390,000	469,092
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/23	760,000	826,842
Insured: BAM 5.00%, due 12/1/24	570,000	657,694
County of Cook IL, Unlimited General Obligation Series G 5.00%, due 11/15/25	1,665,000	1,682,932
Crawford Hospital District, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/21	125,000	126,735
Insured: AGM 4.00%, due 1/1/22	100,000	104,631
Insured: AGM 4.00%, due 1/1/23	265,000	284,610
Insured: AGM 4.00%, due 1/1/24	280,000	307,952
Insured: AGM 4.00%, due 1/1/25	285,000	319,756
Insured: AGM 4.00%, due 1/1/26	300,000	341,649
Insured: AGM 4.00%, due 1/1/27	315,000	363,327
Illinois Finance Authority, Carle Foundation Obligated Group, Revenue Bonds Series A 5.00%, due 8/15/20	1,015,000	1,016,299
Illinois Finance Authority, Chicago International School Project, Revenue Bonds 4.00%, due 12/1/21	425,000	434,086
Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	305,124
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds 4.00%, due 9/1/21	265,000	271,893
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.00%, due 6/15/25	115,000	129,944
Illinois State Toll Highway Authority, Revenue Bonds Series A 5.00%, due 1/1/21	420,000	427,556
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	518,489
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	256,678
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	453,322
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	687,983
Joliet Park District, Limited General Obligation Insured: BAM 4.00%, due 2/1/21	830,000	844,658
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/22	580,000	625,228
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/22	255,000	267,656
Insured: BAM 4.00%, due 1/1/24	370,000	408,117
Insured: BAM 4.00%, due 1/1/25	390,000	439,530
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/20	560,000	566,462
Insured: MAC 4.00%, due 12/1/21	585,000	609,541
Insured: MAC 4.00%, due 12/1/22	370,000	396,096
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
Series A 5.00%, due 11/1/20	150,000	151,656
Series A 5.00%, due 11/1/21	70,000	73,912
5.00%, due 11/1/22	420,000	454,356
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Insured: NATL-RE (zero coupon), due 6/15/21	410,000	402,116
Insured: NATL-RE (zero coupon), due 12/15/23	175,000	161,501
Metropolitan Water Reclamation District of Greater Chicago, Limited General Obligation Series B 5.00%, due 12/1/23	4,200,000	4,446,120
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/21	260,000	266,804
Series B, Insured: BAM 5.00%, due 4/1/23	240,000	264,919
Series B, Insured: BAM 5.00%, due 4/1/25	850,000	996,506
Series B, Insured: BAM 5.00%, due 4/1/27	1,100,000	1,347,588
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/24	1,000,000	1,122,600
Regional Transportation Authority, Revenue Bonds
Series A 5.00%, due 6/1/21	125,000	129,370
Insured: AGM 5.75%, due 6/1/21	200,000	208,394
Insured: AGM 6.25%, due 7/1/22	360,000	397,807
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/23	385,000	422,691
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	503,421
Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,306,962
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM 4.00%, due 6/1/22	1,000,000	1,055,910
Series C, Insured: AGM 4.00%, due 6/1/23	1,000,000	1,085,520
Series C, Insured: AGM 4.00%, due 6/1/25	875,000	996,406
Series C, Insured: AGM 5.00%, due 6/1/26	910,000	1,112,557
Series C, Insured: AGM 5.00%, due 6/1/27	955,000	1,196,519
Sauk Village, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 12/1/21	750,000	787,072
Series C, Insured: BAM 4.00%, due 12/1/21	130,000	136,426
Series C, Insured: BAM 4.00%, due 12/1/22	100,000	107,292
Series C, Insured: BAM 4.00%, due 12/1/23	1,030,000	1,132,258
South Sangamon Water Commission, Alternate Revenue Source, Unlimited General Obligation
Insured: AGM 4.00%, due 1/1/22	300,000	312,681
Insured: AGM 4.00%, due 1/1/23	165,000	176,393
Insured: AGM 4.00%, due 1/1/24	350,000	382,595
Insured: AGM 4.00%, due 1/1/25	250,000	277,413
Southwestern Illinois Development Authority, Flood Prevention District Council Project, Revenue Bonds
4.00%, due 4/15/21	450,000	461,587
4.00%, due 4/15/22	500,000	530,765
St. Clair County High School District No. 201 Belleville, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 2/1/22	1,180,000	1,244,570
State of Illinois, Revenue Bonds 4.00%, due 6/15/21	2,500,000	2,542,575
State of Illinois, Sales Tax, Revenue Bonds
5.00%, due 6/15/22	655,000	690,822
Series C 5.00%, due 6/15/22	95,000	100,196
State of Illinois, Unlimited General Obligation
Insured: AGM 5.00%, due 8/1/20	250,000	250,000
Series D 5.00%, due 11/1/20	750,000	755,475
5.00%, due 8/1/21	3,295,000	3,390,588
Series A 5.00%, due 10/1/21	1,425,000	1,472,837
Series D 5.00%, due 11/1/24	4,500,000	4,977,810
1st Series, Insured: NATL-RE 6.00%, due 11/1/26	4,115,000	4,936,189
University of Illinois, Auxiliary System Facilities, Revenue Bonds Series A, Insured: AMBAC 5.50%, due 4/1/22	175,000	188,764
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/20	575,000	582,682
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM 4.00%, due 3/1/22	250,000	263,668
Insured: BAM 4.00%, due 3/1/23	270,000	293,792
Village of McCook IL, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 12/1/23	230,000	253,630
Village of Stone Park, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 2/1/21	120,000	121,958
Series B, Insured: BAM 4.00%, due 2/1/24	135,000	145,738
Series B, Insured: BAM 4.00%, due 2/1/25	150,000	164,780
Washington County Community Unit School District No. 10, Unlimited General Obligation
Insured: BAM 4.00%, due 1/15/21	740,000	752,055
Insured: BAM 4.00%, due 1/15/22	580,000	610,444
Western Illinois University, Revenue Bonds
Insured: BAM 4.00%, due 4/1/22	1,200,000	1,262,712
Insured: BAM 4.00%, due 4/1/24	1,000,000	1,108,100
Insured: BAM 4.00%, due 4/1/26	1,340,000	1,537,583
Insured: BAM 4.00%, due 4/1/27	1,400,000	1,627,514
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/21	355,000	361,802
5.00%, due 1/1/22	315,000	335,513
5.00%, due 1/1/23	430,000	476,074
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation Insured: AGM (zero coupon), due 1/1/25	685,000	639,516
Will County Community Unit School District No. 365 Valley View, Capital Appreciation, Unlimited General Obligation Insured: AGM (zero coupon), due 11/1/21	125,000	124,454
		113,060,873
Indiana 0.9%
City of Evansville IN, Medical School Project, Tax Allocation Series A; Insured: BAM 5.00%, due 2/1/23	535,000	593,015
Crown Point Multi School Building Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 1/15/21	3,130,000	3,124,961
Hammond Multi-School Building Corp., Revenue Bonds
Insured: State Intercept 4.00%, due 7/15/21	330,000	340,484
Insured: State Intercept 5.00%, due 1/15/22	555,000	591,219
Insured: State Intercept 5.00%, due 7/15/22	1,040,000	1,131,635
Indiana Finance Authority, Indiana University Health Obligated Group, Revenue Bonds Series A 5.00%, due 12/1/22	250,000	275,870
Indiana Finance Authority, Marian University Project, Revenue Bonds
Series B 2.52%, due 9/15/20	535,000	535,123
Series B 2.57%, due 9/15/21	450,000	449,996
Series A 5.00%, due 9/15/20	55,000	55,211
Series A 5.00%, due 9/15/21	60,000	62,242
Series A 5.00%, due 9/15/22	50,000	53,471
Series A 5.00%, due 9/15/23	75,000	82,356
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Health Credit Group, Revenue Bonds, Series 2006B-3 (a)	1,400,000	1,422,083
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds Insured: State Intercept 5.00%, due 1/15/22	1,250,000	1,335,150
		10,052,816
Iowa 0.5%
City of Altoona IA, Unlimited General Obligation Series C, Insured: BAM 3.00%, due 6/1/21	235,000	239,977
City of New Hampton Municipal Electric Utility, Revenue Bonds
Insured: BAM 3.00%, due 6/1/22	135,000	141,098
Insured: BAM 3.00%, due 6/1/23	140,000	149,635
Insured: BAM 3.00%, due 6/1/24	140,000	152,454
Iowa State University of Science & Technology, Revenue Bonds Insured: BAM 5.00%, due 7/1/22	1,215,000	1,326,027
Iowa Student Loan Liquidity Corp., Revenue Bonds Series A 5.00%, due 12/1/21 (b)	2,500,000	2,600,375
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 5/1/21	755,000	780,980
Insured: AGM 5.00%, due 5/1/22	350,000	378,168
		5,768,714
Kansas 0.2%
Chisholm Creek Utility Authority, Bel Aire & Park City Project, Revenue Bonds Insured: AGM 3.00%, due 9/1/20	500,000	501,015
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation Insured: AGM 5.00%, due 9/1/23	305,000	348,871
Johnson County Unified School District No. 233 Olathe, Unlimited General Obligation Series A 5.00%, due 9/1/20	1,250,000	1,254,588
		2,104,474
Kentucky 1.5%
Kentucky Asset Liability Commission, Revenue Bonds 1st Series 5.00%, due 9/1/21	1,180,000	1,237,242
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	597,751
Kentucky Bond Development Corp., Revenue Bonds 5.00%, due 9/1/21	725,000	760,815
Kentucky Public Energy Authority, Revenue Bonds
Series C 4.00%, due 8/1/21	275,000	283,924
Series C 4.00%, due 8/1/22	390,000	415,147
Series C 4.00%, due 8/1/23	390,000	427,265
Series C 4.00%, due 2/1/50 (a)	7,000,000	8,296,470
Kentucky State Property & Building Commission, Project No. 84, Revenue Bonds Insured: NATL-RE 5.00%, due 8/1/20	500,000	500,000
Louisville & Jefferson County Metropolitan Government, Louisville Gas & Electric Co., Revenue Bonds Series A 1.85%, due 10/1/33 (a)	3,000,000	3,022,800
Louisville & Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series A 5.00%, due 10/1/20	790,000	795,182
		16,336,596
Louisiana 1.4%
Caddo Parish Parishwide School District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 3/1/27	380,000	481,042
Jefferson Sales Tax District, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/25	735,000	898,552
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM 5.00%, due 10/1/22	290,000	315,520
Insured: BAM 5.00%, due 10/1/23	230,000	259,134
Insured: BAM 5.00%, due 10/1/24	225,000	261,529
Insured: BAM 5.00%, due 10/1/25	250,000	298,170
Louisiana Public Facilities Authority, Entergy Louisiana, Revenue Bonds Series A 3.375%, due 9/1/28	2,050,000	2,084,584
Louisiana Stadium & Exposition District, Revenue Bonds
Series A 5.00%, due 7/1/22	1,000,000	1,054,140
5.00%, due 7/3/23	8,500,000	9,033,970
New Orleans AL, Water Revenue, Revenue Bonds 5.00%, due 12/1/27	400,000	472,648
Shreveport AL, Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 12/1/26	210,000	264,075
Shreveport Water & Sewer Revenue, Junior Lien, Revenue Bonds Series C, Insured: BAM 3.00%, due 12/1/28	275,000	309,474
		15,732,838
Maine 0.2%
Maine Finance Authority, Revenue Bonds (b)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/22	500,000	543,110
Series 2019A-1, Insured: AGM 5.00%, due 12/1/23	545,000	611,185
Series 2019A-1, Insured: AGM 5.00%, due 12/1/24	520,000	600,002
Series 2019A-1, Insured: AGM 5.00%, due 12/1/25	475,000	562,405
		2,316,702
Maryland 1.1%
County of Baltimore MD, Certificates of Participation 5.00%, due 10/1/20	575,000	579,376
Maryland Economic Development Corp. University of Maryland College Park Project, Revenue Bonds Insured: AGM 4.00%, due 6/1/25	300,000	336,270
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 3.25%, due 6/1/22	755,000	766,491
3.40%, due 6/1/23	750,000	769,477
Series B 3.60%, due 6/1/23	3,925,000	4,047,146
Series B 3.70%, due 6/1/25	1,000,000	1,049,960
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,764,840
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Revenue Bonds Series B 5.00%, due 7/1/23	345,000	390,816
Maryland State Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds 5.00%, due 6/1/22 (b)	660,000	707,494
Prince George's County, Regional Medical Center, Certificates of Participation 5.00%, due 10/1/20	1,040,000	1,047,831
State of Maryland, Unlimited General Obligation
Series C 5.00%, due 8/1/21	350,000	367,031
Series C 5.00%, due 8/1/22	540,000	592,747
		12,419,479
Massachusetts 1.5%
Commonwealth of Massachusetts, Limited General Obligation Series A, Insured: AMBAC 5.25%, due 8/1/21	285,000	299,544
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE 5.25%, due 1/1/21	500,000	510,090
Insured: NATL-RE 5.50%, due 1/1/22	335,000	359,411
Insured: NATL-RE 5.50%, due 1/1/23	2,855,000	3,169,535
Insured: NATL-RE 5.50%, due 1/1/25	6,380,000	7,628,885
Massachusetts Bay Transportation Authority, Revenue Bonds Series A 5.00%, due 7/1/22	360,000	393,185
Massachusetts Clean Water Trust, Revenue Bonds
5.00%, due 8/1/20	340,000	340,000
5.25%, due 8/1/20	180,000	180,000
Massachusetts Development Finance Agency, Lahey Clinic Obligated Group, Revenue Bonds Series F 5.00%, due 8/15/27	180,000	180,266
Massachusetts Health & Educational Facilities Authority, Northeastern University, Revenue Bonds Series A 5.00%, due 10/1/22	950,000	957,306
Massachusetts State College Building Authority, Revenue Bonds Series D, Insured: State Intercept 5.00%, due 5/1/21	625,000	647,463
University of Massachusetts Building Authority, Revenue Bonds Series 2015-2 5.00%, due 11/1/21	1,900,000	2,014,266
		16,679,951
Michigan 2.9%
Allen Park Public School District, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/24	630,000	739,626
Allendale Public School District, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 11/1/22	525,000	581,018
Caledonia Community Schools, Unlimited General Obligation Insured: Q-SBLF 5.00%, due 5/1/22	570,000	618,273
City of Detroit MI, Sewage Disposal System, Second Lien, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 7/1/22	1,500,000	1,640,745
City of Manistee MI, Limited General Obligation
Insured: AGM 3.00%, due 10/1/24	200,000	219,726
Insured: AGM 3.00%, due 10/1/25	270,000	301,064
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM 3.00%, due 6/1/22	155,000	161,338
Series A, Insured: BAM 3.00%, due 6/1/23	150,000	159,975
Series A, Insured: BAM 3.00%, due 6/1/24	160,000	174,107
Flint Public Library, Library Building & Site Bond, Unlimited General Obligation Insured: AGM 3.00%, due 5/1/26	1,060,000	1,195,139
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
4.00%, due 6/15/22	100,000	106,055
4.00%, due 6/15/23	240,000	261,398
4.00%, due 6/15/24	270,000	301,514
4.00%, due 6/15/25	200,000	227,966
4.00%, due 6/15/26	385,000	446,542
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	188,535
5.00%, due 9/1/24	200,000	229,048
5.00%, due 9/1/27	550,000	670,340
5.00%, due 9/1/28	500,000	621,670
Michigan Finance Authority, Revenue Bonds (b)
Series 25-A 5.00%, due 11/1/21	1,700,000	1,767,456
Series 25-A 5.00%, due 11/1/22	1,775,000	1,898,966
Michigan Finance Authority, Revenue Notes Series A, Insured: State Aid Withholding 4.00%, due 8/20/21	12,000,000	12,451,680
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds Series MI-1 5.00%, due 12/1/21	200,000	212,034
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	553,110
Michigan Strategic Fund, Detroit Edison Project, Revenue Bonds Series ET-2 1.45%, due 8/1/29 (a)	2,000,000	2,011,520
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM 3.00%, due 5/1/22	360,000	374,371
Insured: BAM 3.00%, due 5/1/23	480,000	508,162
Insured: BAM 4.00%, due 5/1/24	500,000	556,745
Insured: BAM 4.00%, due 5/1/25	515,000	585,792
State of Michigan, School Loan, Unlimited General Obligation Series B, Insured: Q-SBLF 4.14%, due 11/1/20	715,000	720,949
Wayne County Airport Authority, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/20 (b)	1,000,000	1,011,810
Series C 5.00%, due 12/1/21	500,000	507,675
		32,004,349
Minnesota 0.0% ‡
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds Subseries B 5.00%, due 1/1/23	200,000	220,262
State of Minnesota, Unlimited General Obligation Series E 4.00%, due 8/1/21	150,000	150,279
		370,541
Mississippi 0.7%
City of Jackson MS Water & Sewer System, Revenue Bonds
Insured: BAM 4.00%, due 9/1/20	625,000	626,500
Insured: BAM 4.00%, due 9/1/23	105,000	115,026
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 4.00%, due 3/1/24	330,000	371,996
Mississippi Development Bank, Jackson Mississippi Project, Revenue Bonds Insured: AGM 5.25%, due 3/1/21	1,385,000	1,422,644
Mississippi Development Bank, Jackson Water & Sewer System Project, Revenue Bonds
Series B, Insured: AGM 2.375%, due 9/1/20	830,000	829,643
Insured: AGM 5.00%, due 12/1/20	1,000,000	1,012,400
Mississippi Development Bank, Municipal Energy Agency of Mississippi, Revenue Bonds
Insured: AGM 5.00%, due 3/1/21	500,000	513,020
Insured: AGM 5.00%, due 3/1/27	300,000	357,453
Mississippi Gaming Tax, Revenue Bonds
Series A 5.00%, due 10/15/20	750,000	755,670
Series A 5.00%, due 10/15/22	1,000,000	1,089,790
State of Mississippi, Revenue Bonds Series E 5.00%, due 10/15/20	250,000	252,068
West Rankin Utility Authority, Revenue Bonds Insured: AGM 5.00%, due 1/1/26	435,000	514,997
		7,861,207
Missouri 0.7%
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds Series A, Insured: City Appropriation 5.00%, due 9/1/21	4,420,000	4,645,243
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds Series B-1, Insured: AGC (zero coupon), due 4/15/23	880,000	865,419
Lincoln University, Auxiliary Systems, Revenue Bonds
Insured: AGM 5.00%, due 6/1/22	300,000	324,492
Insured: AGM 5.00%, due 6/1/23	320,000	360,134
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds
Series B 2.24%, due 10/1/20	750,000	751,028
Series B 2.29%, due 10/1/21	1,000,000	1,009,950
		7,956,266
Montana 0.5%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
3.00%, due 7/1/21	500,000	512,235
4.00%, due 7/1/22	450,000	481,032
4.00%, due 7/1/23	315,000	347,637
4.00%, due 7/1/25	715,000	833,669
4.00%, due 7/1/26	750,000	893,595
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	951,838
State of Montana, Unlimited General Obligation
Series C 5.00%, due 8/1/21	275,000	288,354
Series C 5.00%, due 8/1/22	225,000	246,883
Series C 5.00%, due 8/1/24	440,000	523,547
		5,078,790
Nebraska 1.2%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (a)	11,000,000	12,470,370
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 12/15/22	585,000	636,574
Series B, Insured: AGM 4.00%, due 12/15/23	650,000	730,886
		13,837,830
Nevada 1.3%
Clark County School District, Limited General Obligation
Series A, Insured: AGM 3.00%, due 6/15/22	750,000	784,598
Series A, Insured: AGM 3.00%, due 6/15/23	650,000	694,766
Series A, Insured: AGM 3.00%, due 6/15/24	650,000	709,137
Series A, Insured: AGM 3.00%, due 6/15/25	800,000	888,112
Series D 5.00%, due 6/15/27	575,000	627,647
Clark County, Limited General Obligation 5.00%, due 11/1/20	2,225,000	2,251,388
County of Clark Department of Aviation, Junior Lien, Revenue Bonds Series C 5.00%, due 7/1/21 (b)	1,125,000	1,169,246
County of Clark Department of Aviation, Revenue Bonds Series A 5.00%, due 7/1/21	3,000,000	3,120,780
County of Washoe, Sierra Pacific Power Co. Project, Revenue Bonds Series D 2.05%, due 3/1/36 (a)(b)	3,000,000	3,047,250
State of Nevada, Limited General Obligation Series D-1 5.00%, due 3/1/21	125,000	128,520
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A 5.00%, due 10/1/22	300,000	329,526
Series A 5.00%, due 10/1/23	535,000	610,686
		14,361,656
New Hampshire 0.2%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds (b)
Series A 5.00%, due 1/1/21	1,190,000	1,206,624
Series A 5.00%, due 1/1/23	600,000	648,486
		1,855,110
New Jersey 8.1%
Buena Regional School District, Unlimited General Obligation Insured: MAC 5.00%, due 8/1/24	220,000	259,081
Camden County Improvement Authority, Rowan University Project, Revenue Bonds
1.125%, due 7/1/21	1,350,000	1,350,742
Series A, Insured: BAM 5.00%, due 7/1/24	2,000,000	2,344,880
Cape May County Industrial Pollution Control Financing Authority, Atlantic City Electric Co., Revenue Bonds Series A, Insured: NATL-RE 6.80%, due 3/1/21	315,000	325,912
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 3/1/21	600,000	615,126
City of Elizabeth NJ, Unlimited General Obligation Insured: AGM 4.50%, due 4/15/21	150,000	154,599
City of Millville NJ, Unlimited General Obligation Insured: AGM 3.00%, due 11/1/23	250,000	258,408
City of Newark NJ, Unlimited General Obligation Notes 3.50%, due 7/27/21	3,500,000	3,572,205
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM 5.00%, due 7/1/21	460,000	478,303
Insured: AGM 5.00%, due 7/1/22	615,000	666,512
Insured: AGM 5.00%, due 7/1/23	735,000	825,317
Insured: AGM 5.00%, due 7/1/24	760,000	881,760
Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.25%, due 11/1/20	1,535,000	1,552,959
Gloucester County Improvement Authority, Rowan University Project, Revenue Bonds Series B, Insured: BAM 5.00%, due 7/1/24	1,300,000	1,518,114
Greater Egg Harbor Regional High School District, Unlimited General Obligation Insured: AGM 5.00%, due 2/1/23	225,000	251,721
Hamilton Township School District, Unlimited General Obligation Insured: BAM 4.00%, due 2/1/22	270,000	284,650
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM 3.00%, due 3/1/21	170,000	172,723
Insured: BAM 4.00%, due 3/1/23	355,000	387,046
Middle Township School District, Unlimited General Obligation Insured: AGM 3.00%, due 7/15/26	250,000	275,702
Morris-Union Jointure Commission, Certificate of Participation Insured: AGM 5.00%, due 8/1/26	420,000	471,202
New Jersey Economic Development Authority, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/21	105,000	104,110
New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
5.00%, due 6/15/21	1,250,000	1,274,450
5.00%, due 6/15/24	410,000	425,318
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	207,890
New Jersey Economic Development Authority, Revenue Bonds
Series B, Insured: AGM (zero coupon), due 2/15/21	3,000,000	2,984,460
Series DDD 5.00%, due 6/15/21	960,000	994,291
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series C 4.521%, due 6/15/21	985,000	1,008,601
Series FFF 5.00%, due 6/15/23	750,000	828,105
Series K, Insured: AMBAC 5.25%, due 12/15/20	1,320,000	1,341,331
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,697,070
New Jersey Educational Facilities Authority, William Paterson University, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/25	3,000,000	3,575,490
New Jersey Health Care Facilities Financing Authority, RWJ Barnabus Health Obligated Group, Revenue Bonds Series B-3 5.00%, due 7/1/45 (a)	1,000,000	1,233,580
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village I & II Project, Revenue Bonds Series E 1.50%, due 9/1/22 (a)	2,650,000	2,676,924
New Jersey State Economic Development Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	3,036,439
Series A, Insured: BAM 5.00%, due 7/1/28	150,000	179,834
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A 5.00%, due 6/15/21	1,655,000	1,707,844
Series A 5.00%, due 6/15/23	125,000	137,989
Series A 5.00%, due 6/15/24	8,550,000	9,698,949
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C; Insured: BHAC (zero coupon), due 12/15/27	215,000	188,994
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series AA 5.00%, due 6/15/21	500,000	517,860
Series A, Insured: AGM 5.25%, due 12/15/20	1,500,000	1,525,530
Series B, Insured: AMBAC 5.25%, due 12/15/23	1,190,000	1,350,364
Series B, Insured: AGC 5.50%, due 12/15/20	1,000,000	1,017,920
Series B, Insured: NATL-RE 5.50%, due 12/15/20	4,900,000	4,983,643
Series A 5.50%, due 12/15/21	375,000	398,644
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM 3.00%, due 12/1/23	1,600,000	1,731,248
Series J, Insured: AGM 3.00%, due 12/1/24	1,800,000	1,985,976
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds
Series F, Insured: NATL-RE 2.50%, due 12/1/32	500,000	500,705
Series H, Insured: AGM 5.00%, due 12/1/20	300,000	304,575
Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,515,434
Plumsted Township School District, Unlimited General Obligation
Insured: AGM 4.00%, due 7/15/21	405,000	416,737
Insured: AGM 4.00%, due 7/15/22	430,000	454,643
Insured: AGM 4.00%, due 7/15/23	440,000	480,484
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/24	250,000	289,045
5.00%, due 6/1/26	275,000	325,286
State of New Jersey, Unlimited General Obligation Notes Series A 4.00%, due 9/25/20 (c)	9,500,000	9,504,560
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/21	500,000	518,405
Series A 5.00%, due 6/1/22	1,250,000	1,350,525
Series A 5.00%, due 6/1/23	250,000	280,615
Series A 5.00%, due 6/1/24	8,250,000	9,587,655
		89,988,485
New Mexico 0.3%
Albuquerque Municipal School District No. 12, Unlimited General Obligation Insured: State Aid Withholding 5.00%, due 8/1/23	1,165,000	1,325,199
County of Colfax NM, Revenue Bonds
Insured: BAM 3.00%, due 8/1/21	255,000	260,353
Insured: BAM 3.00%, due 8/1/22	265,000	276,067
Insured: BAM 3.00%, due 8/1/23	270,000	286,918
Insured: BAM 3.00%, due 8/1/24	280,000	303,467
Village of Los Ranchos de Albuquerque NM, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	135,000	146,048
4.00%, due 9/1/24	100,000	110,361
4.00%, due 9/1/25	150,000	168,156
5.00%, due 9/1/26	170,000	202,531
		3,079,100
New York 12.6%
Albany County Airport Authority, Revenue Bonds
Series B 5.00%, due 12/15/21 (b)	250,000	263,720
Series B 5.00%, due 12/15/22 (b)	250,000	271,235
Series B 5.00%, due 12/15/23 (b)	200,000	223,780
Series A 5.00%, due 12/15/24	540,000	626,708
Board of Cooperative Educational Services for the Sole Supervisory District, Revenue Notes 1.50%, due 6/18/21	7,000,000	7,063,490
Brookfield Central School District, Unlimited General Obligation Insured: AGM 3.00%, due 6/15/22	310,000	313,131
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds 5.00%, due 8/1/21	750,000	781,050
City of Long Beach NY, Limited General Obligation Insured: BAM 5.00%, due 1/15/21	600,000	612,672
City of New York NY, Unlimited General Obligation
Series B-1 4.00%, due 10/1/24	300,000	345,789
Series E 5.00%, due 8/1/21	510,000	534,449
Subseries H-3 5.00%, due 8/1/22	300,000	328,545
Series E 5.00%, due 8/1/25	800,000	893,520
City of Newburgh NY, Limited General Obligation Notes
Series A 2.00%, due 7/30/21	4,260,000	4,313,804
Series A 2.75%, due 8/1/20	2,155,000	2,155,000
City of Plattsburgh NY, Limited General Obligation Series B, Insured: AGM 5.00%, due 9/15/20	440,000	442,204
City of Rochester NY, Limited General Obligation Series II 3.00%, due 8/4/21	8,500,000	8,728,310
City of Yonkers NY, Limited General Obligation Notes Series C 2.00%, due 9/18/20	1,000,000	1,001,880
County of Rockland NY, Limited General Obligation
2.00%, due 4/1/21	2,000,000	2,020,960
Series A, Insured: AGM 4.00%, due 10/15/22	1,015,000	1,061,660
Series C, Insured: AGM 4.00%, due 5/1/23	2,000,000	2,201,860
County of Suffolk NY, Limited General Obligation
Insured: AGM 5.00%, due 2/1/22	430,000	459,120
Series B, Insured: AGM 5.00%, due 10/1/22	2,045,000	2,244,408
County of Suffolk NY, Limited General Obligation Notes Series I 2.00%, due 9/25/20	1,130,000	1,131,751
County of Suffolk NY, Public Improvement, Limited General Obligation Series B, Insured: AGM 2.00%, due 8/1/20	350,000	350,000
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/21	265,000	275,298
Dutchess County Local Development Corp., Nuvance Health Issue, Revenue Bonds Series B 5.00%, due 7/1/21	1,725,000	1,788,825
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds 5.00%, due 7/1/21	435,000	448,359
Hempstead Union Free School District, Limited General Obligation Notes Insured: State Aid Withholding 1.75%, due 12/15/20	1,625,000	1,630,866
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A2 5.00%, due 11/15/20	1,875,000	1,888,125
Series B 5.00%, due 11/15/23	1,245,000	1,338,325
Metropolitan Transportation Authority, Revenue Bonds
Series A 4.00%, due 11/15/20	500,000	501,960
Series A-2S 4.00%, due 2/1/22	2,000,000	2,037,760
Subseries C-1 5.00%, due 9/1/20	500,000	500,930
Subseries B-2A 5.00%, due 5/15/21	1,500,000	1,528,755
Subseries C-2 5.00%, due 9/1/21	1,300,000	1,333,943
Series C, Insured: AGM 5.00%, due 11/15/21	500,000	525,075
Series A 5.00%, due 3/1/22	5,640,000	5,924,369
Series D-1 5.00%, due 9/1/22	835,000	874,696
Series A-1 5.00%, due 2/1/23	950,000	997,909
Series D 5.00%, due 11/15/26	2,500,000	2,624,000
Monroe County Industrial Development Corp., Rochester Schools Modernization Project, Revenue Bonds Insured: State Aid Withholding 5.00%, due 5/1/24	250,000	292,993
New York City Housing Development Corp., Revenue Bonds Series C-2 1.70%, due 7/1/21	200,000	200,274
New York State Dormitory Authority, Court Facilities Lease, Revenue Bonds Series A; Insured: AMBAC 5.50%, due 5/15/21	525,000	546,688
New York State Dormitory Authority, Interagency Council Pooled Loan Program, Revenue Bonds
Subseries A-1 4.00%, due 7/1/21	255,000	263,599
Subseries A-1 4.00%, due 7/1/22	400,000	427,108
Subseries A-1 4.00%, due 7/1/23	430,000	471,529
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series A 5.00%, due 8/1/25	1,535,000	1,792,159
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series A 5.00%, due 5/1/21	320,000	329,674
New York State Dormitory Authority, Revenue Bonds Series A, Insured: State Aid Withholding 5.00%, due 10/1/23	4,150,000	4,695,102
New York State Dormitory Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 3/15/23	1,000,000	1,125,660
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
Series A 5.00%, due 7/1/21	385,000	397,462
Series A 5.00%, due 7/1/22	420,000	447,712
Series A 5.00%, due 7/1/23	880,000	965,474
New York State Energy Research & Development Authority, Green, Revenue Bonds Series A 3.845%, due 4/1/25	1,100,000	1,130,448
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series D, Insured: SONYMA 2.35%, due 11/1/21	1,500,000	1,507,155
New York State Thruway Authority, Revenue Bonds
Series K 5.00%, due 1/1/21	400,000	407,464
Series L 5.00%, due 1/1/22	115,000	122,438
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
5.00%, due 1/1/22	5,000,000	5,181,000
5.00%, due 1/1/23	5,000,000	5,253,150
Niagara Area Development Corp., Niagara University Project, Revenue Bonds 2.555%, due 5/1/21	525,000	525,551
Niagara Falls City School District, High School Facilities, Certificate of Participation Insured: AGM 5.00%, due 6/15/23	1,670,000	1,892,527
Niagara Falls City School District, Unlimited General Obligation Insured: BAM 5.00%, due 6/15/25	1,375,000	1,654,097
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A 5.00%, due 4/1/21	1,850,000	1,902,762
Series A 5.00%, due 4/1/23	3,020,000	3,328,553
Oneida Co. NY, Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series B, Insured: AGM 2.252%, due 12/1/20	895,000	897,166
Series B, Insured: AGM 2.272%, due 12/1/21	900,000	908,109
Onondaga County Resource Recovery Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 5/1/21 (b)	155,000	160,451
Port Authority of New York & New Jersey, Consolidated 175th, Revenue Bonds Series 175 5.00%, due 12/1/20	50,000	50,781
Port Authority of New York & New Jersey, Revenue Bonds
Series AAA 1.086%, due 7/1/23	5,000,000	5,066,600
Series 179 5.00%, due 12/1/20	890,000	903,902
Series 202 5.00%, due 10/15/21 (b)	375,000	395,906
Series 178 5.00%, due 12/1/25 (b)	265,000	301,737
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 4.00%, due 9/1/21	260,000	266,622
Suffolk County NY, Board of Cooperative Educational Services, 1st Supervisory District, Revenue Notes 2.50%, due 10/30/20	7,500,000	7,537,650
Suffolk County NY, Public Improvement, Limited General Obligation Series B, Insured: AGM 5.00%, due 10/15/20	1,970,000	1,988,282
Town of Oyster Bay NY, Limited General Obligation
2.00%, due 11/1/21	835,000	850,414
Insured: BAM 4.00%, due 2/15/22	110,000	116,158
4.00%, due 11/1/22	820,000	882,943
Insured: BAM 4.00%, due 11/1/23	365,000	407,055
Insured: BAM 4.00%, due 2/15/24	115,000	129,247
Insured: BAM 4.00%, due 11/1/24	930,000	1,066,329
Insured: BAM 4.00%, due 11/1/25	750,000	879,113
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation Series B, Insured: AGM 4.00%, due 11/1/20	775,000	782,068
Triborough Bridge & Tunnel Authority, Revenue Bonds Insured: NATL-RE 5.50%, due 11/15/20	200,000	202,890
Utica School District, Unlimited General Obligation Notes Insured: State Aid Withholding 1.75%, due 6/24/21	8,000,000	8,063,120
Wellsville Central School District, Unlimited General Obligation Insured: AGM 2.50%, due 6/15/22	370,000	372,916
West Islip Union Free School District, Limited General Obligation Notes Insured: State Aid Withholding 1.75%, due 6/21/21	11,000,000	11,132,770
		140,811,049
North Carolina 0.3%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds (b)
Series B 4.00%, due 7/1/21	550,000	565,642
Series B 5.00%, due 7/1/21	550,000	551,705
New Hanover County NC, New Hanover Regional Medical Center, Revenue Bonds 5.00%, due 10/1/24	690,000	723,313
North Carolina Turnpike Authority, Revenue Bonds 5.00%, due 1/1/22	350,000	372,278
State of North Carolina, Revenue Bonds Series B 5.00%, due 11/1/20	200,000	202,382
Winston-Salem State University, Revenue Bonds Insured: BAM 5.00%, due 6/1/24	500,000	565,370
		2,980,690
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-1 1.95%, due 6/1/26	1,000,000	1,026,950
Series A-1 2.00%, due 6/1/27	3,000,000	3,071,010
City of Cleveland OH, Airport System, Revenue Bonds (b)
Series A 5.00%, due 1/1/21	500,000	508,105
Series B 5.00%, due 1/1/22	250,000	263,730
Series B 5.00%, due 1/1/23	400,000	436,700
City of Middleburg Heights OH, Southwest General Health Center, Revenue Bonds
1.899%, due 8/1/21	300,000	300,036
1.949%, due 8/1/22	200,000	200,032
Series A 4.00%, due 8/1/21	145,000	149,882
Series A 4.00%, due 8/1/22	160,000	170,722
Series A 4.00%, due 8/1/23	125,000	137,374
Series A 4.00%, due 8/1/24	130,000	146,696
Series A 4.00%, due 8/1/25	150,000	173,173
City of Sharonville OH, Revenue Bonds
Insured: BAM 4.00%, due 12/1/21	175,000	182,982
Insured: BAM 4.00%, due 12/1/22	300,000	323,034
Insured: BAM 4.00%, due 12/1/23	580,000	640,999
Insured: BAM 4.00%, due 12/1/24	745,000	841,470
Insured: BAM 4.00%, due 12/1/25	715,000	823,894
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series 2016, Insured: AGM, 5.00%, due 11/15/20	2,645,000	2,679,967
Dayton International Airport, Revenue Bonds
Series B; Insured: AGM 4.00%, due 12/1/20	250,000	252,555
Series A: Insured: AGM 5.00%, due 12/1/20 (b)	945,000	957,096
Series A, Insured: AGM 5.00%, due 12/1/25 (b)	585,000	625,874
Hillsdale Local School District, Ohio School Facilities Project, Certificate of Participation
Insured: BAM 4.00%, due 12/1/22	1,200,000	1,295,904
Insured: BAM 4.00%, due 12/1/23	675,000	751,410
Lancaster Port Authority, Revenue Bonds Series A 5.00%, due 8/1/49 (a)	5,000,000	5,887,950
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)
Series B 2.10%, due 7/1/28 (b)	4,000,000	4,182,840
2.40%, due 12/1/38	5,040,000	5,265,389
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds
5.00%, due 10/1/20	765,000	770,080
5.00%, due 10/1/22	385,000	415,088
Port Authority of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition & Demolition Project, Revenue Bonds Series A 3.00%, due 5/1/23	1,500,000	1,502,730
State of Ohio, Revenue Bonds Series 2016-1 5.00%, due 12/15/20	1,120,000	1,139,790
University of Akron, Revenue Bonds Series A 5.00%, due 1/1/21	1,770,000	1,802,072
		36,925,534

Oklahoma 0.3%
Canadian County Educational Facilities Authority, Yukon Public Schools Project, Revenue Bonds 5.00%, due 12/1/20	2,050,000	2,078,065
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds 5.00%, due 3/1/21	1,000,000	1,026,390
		3,104,455
Oregon 0.0% ‡
State of Oregon, Unlimited General Obligation Series J 5.00%, due 8/1/20	250,000	250,000

Pennsylvania 3.8%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM 4.00%, due 9/1/21	400,000	413,232
Series A, Insured: AGM 4.00%, due 9/1/22	900,000	956,187
Series A, Insured: AGM 4.00%, due 9/1/24	730,000	815,476
Series A, Insured: AGM 4.00%, due 9/1/25	1,130,000	1,287,533
Allentown City School District, Limited General Obligation Notes Insured: State Aid Withholding 2.375%, due 3/31/21	3,500,000	3,501,085
Allentown School District, Limited General Obligation Insured: AGM 4.00%, due 2/15/21	875,000	891,677
Beaver County Hospital Authority, Heritage Valley Health Systems, Inc., Revenue Bonds 5.00%, due 5/15/22	725,000	752,129
Bethlehem Area School District, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/25	150,000	180,228
Brownsville Area School District, Limited General Obligation
Insured: MAC 2.00%, due 11/15/20	250,000	251,260
Insured: MAC 4.00%, due 11/15/21	450,000	471,798
Insured: MAC 4.00%, due 11/15/22	375,000	404,404
City of Philadelphia PA, Unlimited General Obligation
4.875%, due 8/1/21	500,000	501,595
5.00%, due 8/1/21	3,000,000	3,131,220
Series A 5.00%, due 8/1/21	250,000	260,935
City of Reading PA, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 11/1/24	1,665,000	1,943,871
Commonwealth of Pennsylvania, Certificates of Participation Series A 5.00%, due 7/1/21	350,000	364,319
Corry Area School District, Unlimited General Obligation Insured: MAC 3.00%, due 12/15/21	170,000	176,457
Country of Lawrence PA, Unlimited General Obligation Insured: BAM 5.00%, due 5/15/24	545,000	638,527
County of Allegheny PA, Unlimited General Obligation
Series 2001-B, Insured: NATL 5.00%, due 1/1/21	4,950,000	5,042,812
Series 2006 B-2, Insured: FGIC 5.00%, due 1/1/21	1,490,000	1,517,937
County of Beaver PA, Unlimited General Obligation Insured: BAM 5.00%, due 4/15/25	350,000	414,449
Delaware River Port Authority, Port District Project, Revenue Bonds Series A 5.00%, due 1/1/21	135,000	137,194
Lancaster School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/1/22	1,060,000	1,131,126
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 11/1/22	460,000	493,750
Series B, Insured: AGM 4.00%, due 11/1/23	480,000	530,434
Octorara Area School District, Limited General Obligation
Insured: AGM 4.00%, due 4/1/21	300,000	307,335
Insured: AGM 4.00%, due 4/1/22	350,000	371,224
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds 5.00%, due 10/1/24	1,000,000	1,154,400
Philadelphia Gas Works Co., Revenue Bonds 5.00%, due 8/1/22	150,000	161,493
Philadelphia Municipal Authority, Revenue Bonds Series B, Insured: AGM 5.00%, due 1/15/23	825,000	918,448
Philadelphia School District, Limited General Obligation Series F, Insured: BAM 5.00%, due 9/1/25	500,000	606,645
Philadelphia School District, Unlimited General Obligation Series D, Insured: AGM 5.50%, due 6/1/21	700,000	728,000
Pottstown School District, Limited General Obligation
Insured: BAM 4.00%, due 6/1/22	330,000	349,091
Insured: BAM 4.00%, due 6/1/23	375,000	408,983
Insured: BAM 4.00%, due 6/1/24	650,000	727,890
School District of Philadelphia, Limited General Obligation Series F; Insured: State Aid Withholding 5.00%, due 9/1/20	500,000	501,635
School District of Philadelphia, Revenue Notes Series A 4.00%, due 6/30/21	6,195,000	6,401,603
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds Insured: BAM 5.00%, due 7/15/24	430,000	505,026
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A; Insured: AGM 5.00%, due 6/1/22	500,000	539,485
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM 4.00%, due 2/15/22	780,000	818,384
Insured: BAM 4.00%, due 2/15/26	415,000	475,432
Wilkinsburg-Penn Joint Water Authority, Revenue Bonds
Insured: BAM 4.00%, due 9/15/24	330,000	376,467
Insured: BAM 4.00%, due 9/15/25	500,000	584,000
Insured: BAM 4.00%, due 9/15/27	650,000	784,446
		42,929,622
Puerto Rico 0.4%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	250,000	251,115
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	250,000	251,115
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series C, Insured: AGC 5.25%, due 8/1/20	2,000,000	2,000,000
Series C, Insured: AGC 5.25%, due 8/1/21	1,500,000	1,542,240
		4,044,470
Rhode Island 0.4%
Providence Redevelopment Agency, Revenue Bonds
Series A 5.00%, due 4/1/21	2,405,000	2,469,382
Series A 5.00%, due 4/1/22	250,000	266,745
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/25	1,000,000	1,153,560
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series 1 2.024%, due 12/1/20	385,000	385,989
Series 1 2.124%, due 12/1/21	485,000	489,899
		4,765,575
South Carolina 0.4%
Charleston Educational Excellence Finance Corp., Charleston County School District, Revenue Bonds 5.00%, due 12/1/20	500,000	507,925
South Carolina Ports Authority, Revenue Bonds 5.00%, due 7/1/29 (b)	325,000	379,408
South Carolina Public Service Authority, Revenue Bonds
Series E 4.322%, due 12/1/27	2,034,000	2,351,528
Series D 5.00%, due 12/1/25	725,000	778,657
South Carolina Transportation Infrastructure Bank, Revenue Bonds Series B 5.00%, due 10/1/20	300,000	302,064
		4,319,582
Tennessee 0.6%
County of Campbell TN, Unlimited General Obligation Insured: AGM 5.00%, due 6/1/21	320,000	332,627
Knox County Health Educational & Housing Facility Board, University Health System, Inc., Revenue Bonds 5.00%, due 9/1/28	1,450,000	1,699,037
Memphis-Shelby County Airport Authority, Revenue Bonds
Series B 5.00%, due 7/1/25 (b)	1,290,000	1,335,215
5.00%, due 7/1/26	155,000	188,323
Series B 5.75%, due 7/1/25 (b)	1,000,000	1,012,590
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Volunteer Healthcare, Revenue Bonds (zero coupon), due 6/1/21	250,000	249,343
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A 4.00%, due 5/1/48 (a)	2,125,000	2,302,161
Series C 5.00%, due 2/1/22	130,000	138,167
		7,257,463
Texas 7.5%
Aledo Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/26	200,000	186,366
Allen Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 2/15/24	1,000,000	1,164,610
Alvin Independent School District, Unlimited General Obligation Insured: PSF 5.00%, due 2/15/24	550,000	563,871
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A, Insured: PSF 5.00%, due 8/15/23	355,000	402,467
Series A, Insured: PSF 5.00%, due 8/15/24	635,000	745,465
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF 3.00%, due 12/1/26	705,000	807,669
Series A, Insured: PSF 3.00%, due 12/1/27	725,000	838,368
Series A, Insured: PSF 3.00%, due 12/1/28	745,000	868,223
Series A, Insured: PSF 3.00%, due 12/1/29	770,000	905,697
Series A, Insured: PSF 4.00%, due 12/1/22	215,000	233,288
Series A, Insured: PSF 4.00%, due 12/1/23	200,000	224,150
Series A, Insured: PSF 4.00%, due 12/1/24	325,000	374,940
Series A, Insured: PSF 4.00%, due 12/1/25	340,000	401,771
Belmont Fresh Water Supply District No. 1, Denton County, Unlimited General Obligation Insured: AGM 3.50%, due 3/1/23	495,000	531,110
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM 3.00%, due 9/1/22	385,000	403,503
Insured: BAM 3.00%, due 9/1/23	410,000	438,413
Cibolo Canyons Special Improvement District, Limited General Obligation
Series A, Insured: AGM 5.00%, due 8/15/20	750,000	750,997
Series A, Insured: AGM 5.00%, due 8/15/21	345,000	360,387
Series A, Insured: AGM 5.00%, due 8/15/22	365,000	396,897
Series A, Insured: AGM 5.00%, due 8/15/23	575,000	647,622
Cinco Southwest Texas Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 2.00%, due 12/1/21	480,000	490,459
Insured: BAM 2.00%, due 12/1/22	470,000	485,651
Series A, Insured: BAM 2.00%, due 12/1/22	275,000	284,158
City of Austin TX, Airport System, Revenue Bonds (b)
Series B 5.00%, due 11/15/22	200,000	218,962
5.00%, due 11/15/26	500,000	578,945
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,574,410
City of Grapevine TX, Limited General Obligation 5.00%, due 2/15/21	200,000	205,196
City of Houston TX, Airport System, Revenue Bonds
Series A 5.00%, due 7/1/21 (b)	300,000	312,219
Subseries D 5.00%, due 7/1/24	2,000,000	2,339,800
City of Houston TX, Utility System, Revenue Bonds Series E 2.81%, due 11/15/20	450,000	453,155
City of Laredo TX, International Toll Bridge System, Revenue Bonds Series B, Insured: BAM 5.00%, due 10/1/22	150,000	164,661
City of Lewisville TX, Castle Hills Public Works, Special Assessment Insured: AGM 5.00%, due 9/1/24	1,045,000	1,162,291
City of Lubbock TX, Water & Wastewater System, Revenue Bonds Series A 5.00%, due 2/15/22	250,000	268,010
City of Rio Grande City TX, Limited General Obligation
Insured: AGM 4.00%, due 2/15/22	300,000	316,035
Insured: AGM 4.00%, due 2/15/23	505,000	548,344
Insured: AGM 4.00%, due 2/15/24	545,000	608,454
Insured: AGM 4.00%, due 2/15/25	610,000	696,821
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/21	125,000	127,304
4.00%, due 3/1/22	110,000	115,515
4.00%, due 3/1/23	150,000	161,973
Dallas-Fort Worth International Airport, Revenue Bonds
Series E 4.00%, due 11/1/20 (b)	850,000	857,548
Series F 5.00%, due 11/1/21 (b)	1,000,000	1,011,490
Series F 5.00%, due 11/1/21	1,295,000	1,371,547
Series A 5.00%, due 11/1/23	1,110,000	1,275,645
Series A 5.00%, due 11/1/24	1,770,000	2,107,928
Series A 5.00%, due 11/1/25	1,000,000	1,227,750
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/21	850,000	883,261
Insured: BAM 4.00%, due 9/1/22	465,000	494,923
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/21	925,000	965,811
Series A, Insured: AGM 4.50%, due 12/1/20	465,000	470,812
Fort Bend Municipal Utility District, No. 169 Contract, Unlimited General Obligation Insured: AGM 2.00%, due 12/1/26	665,000	692,571
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM 4.50%, due 4/1/23	175,000	191,900
Insured: BAM 4.50%, due 4/1/24	175,000	197,661
Insured: BAM 4.50%, due 4/1/25	175,000	203,019
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM 4.25%, due 12/1/22	400,000	433,884
Insured: BAM 4.50%, due 12/1/20	300,000	303,801
Insured: BAM 4.50%, due 12/1/21	400,000	420,556
Grand Parkway Transportation Corp., Revenue Bonds 5.00%, due 2/1/23	760,000	839,222
Gulfgate Redevelopment Authority, Tax Allocation
Insured: AGM 4.00%, due 9/1/21	300,000	310,584
Insured: AGM 4.00%, due 9/1/23	325,000	355,514
Insured: AGM 4.00%, due 9/1/25	440,000	503,206
Harris County Municipal Utility District No. 105, Unlimited General Obligation Insured: AGM 4.50%, due 3/1/26	250,000	295,993
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM 4.00%, due 4/1/23	175,000	190,279
Insured: AGM 4.00%, due 4/1/24	175,000	195,256
Harris County-Houston Sports Authority, Senior Lien, Revenue Bonds
Series A 5.00%, due 11/15/20	400,000	401,896
Series A, Insured: AGM 5.00%, due 11/15/24	150,000	170,655
Series A, Insured: AGM 5.00%, due 11/15/25	245,000	277,730
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds
5.00%, due 9/1/20	200,000	200,400
5.00%, due 9/1/21	1,535,000	1,578,901
5.00%, due 9/1/23	1,005,000	1,064,898
5.00%, due 9/1/24	3,180,000	3,436,562
5.00%, due 9/1/25	2,520,000	2,745,926
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM 2.00%, due 5/1/26	130,000	134,726
Insured: AGM 4.50%, due 5/1/22	110,000	117,580
Insured: AGM 4.50%, due 5/1/23	120,000	132,047
Insured: AGM 4.50%, due 5/1/24	85,000	96,375
Insured: AGM 4.50%, due 5/1/25	125,000	145,509
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation Insured: MAC 3.00%, due 9/1/24	360,000	384,854
Leander Independent School District, Unlimited General Obligation Series C, Insured: PSF 5.00%, due 8/15/23	340,000	388,892
Little Elm Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/21	500,000	483,210
Mabank Independent School District, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/26	950,000	905,008
Matagorda County Navigation District No. 1, Revenue Bonds Insured: AMBAC 5.125%, due 11/1/28 (b)	1,480,000	1,883,330
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation 2.50%, due 3/1/22	1,455,000	1,457,343
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	387,991
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds Insured: AGM 4.00%, due 6/1/24	350,000	396,897
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/25	295,000	287,292
Onalaska Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/21	210,000	209,822
Pearland Independent School District, Unlimited General Obligation Series B; Insured: PSF 4.75%, due 2/15/23	1,520,000	1,556,814
Progreso Independent School District, Unlimited General Obligation Insured: PSF 4.00%, due 2/15/23	290,000	295,904
Remington Municipal Utility District No.1, Unlimited General Obligation Insured: AGM 3.00%, due 9/1/22	330,000	346,071
Round Rock Independent School District, Unlimited General Obligation Insured: PSF 6.024%, due 8/1/35	345,000	345,000
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM 4.00%, due 9/1/22	150,000	159,920
Insured: BAM 4.00%, due 9/1/23	330,000	360,961
Insured: BAM 4.00%, due 9/1/24	345,000	386,707
Insured: BAM 4.00%, due 9/1/25	355,000	406,500
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM 5.00%, due 9/1/21	150,000	156,746
Insured: AGM 5.00%, due 9/1/22	200,000	216,758
Insured: AGM 5.00%, due 9/1/24	300,000	347,712
Insured: AGM 5.00%, due 9/1/25	300,000	357,054
State of Texas, College Student Loan, Unlimited General Obligation Series B 5.25%, due 8/1/21 (b)	9,745,000	10,230,301
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds 5.00%, due 11/15/29	770,000	924,031
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds 5.00%, due 10/1/27	1,100,000	1,239,447
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds Series A 5.25%, due 12/15/22	200,000	220,118
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/25	1,900,000	2,060,037
Texas Municipal Power Agency, Revenue Bonds 4.00%, due 9/1/25	2,740,000	2,747,206
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds Insured: BAM 5.00%, due 5/1/28	500,000	594,185
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	505,000	510,994
Insured: AGM 4.00%, due 12/1/21	300,000	314,460
Insured: AGM 4.00%, due 12/1/22	550,000	594,753
Insured: AGM 4.00%, due 12/1/23	300,000	333,435
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	260,000	263,086
Insured: AGM 4.00%, due 12/1/21	225,000	235,845
Insured: AGM 4.00%, due 12/1/22	395,000	427,141
Insured: AGM 4.00%, due 12/1/23	305,000	338,992
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF (zero coupon), due 2/15/21	250,000	249,735
Insured: PSF (zero coupon), due 2/15/22	325,000	323,577
		83,989,672
U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE 5.00%, due 10/1/21	450,000	454,176
Insured: NATL-RE 5.00%, due 10/1/22	665,000	674,815
Insured: NATL-RE 5.00%, due 10/1/24	395,000	401,269
		1,530,260
Utah 0.5%
Salt Lake City Airport, Revenue Bonds (b)
Series A 5.00%, due 7/1/21	725,000	751,825
Series A 5.00%, due 7/1/24	95,000	110,141
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A; Insured: UT CSCE 5.00%, due 4/15/22	110,000	118,238
Series A; Insured: UT CSCE 5.00%, due 4/15/24	340,000	391,836
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series A, Insured: UT CSCE 4.00%, due 10/15/24	255,000	288,196
Series A, Insured: UT CSCE 4.00%, due 10/15/25	265,000	305,495
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/21	500,000	518,535
4.00%, due 10/15/23	755,000	795,928
5.00%, due 10/15/25	1,000,000	1,127,490
Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Insured: UT CSCE (zero coupon), due 4/15/25	920,000	877,533
		5,285,217
Vermont 0.1%
Vermont Educational & Health Building Financing Agency, Revenue Bonds 5.00%, due 11/1/40	1,000,000	1,011,740

Virginia 0.4%
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	450,746
5.00%, due 7/1/25	160,000	187,174
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds 1.70%, due 10/1/33 (a)	2,000,000	2,030,460
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Project, Revenue Bonds
Series A 4.00%, due 12/1/20	280,000	281,484
Series A 4.00%, due 12/1/22	300,000	310,302
Virginia Public School Authority, Revenue Bonds Series B 5.00%, due 8/1/21	1,545,000	1,620,489
		4,880,655
Washington 1.1%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL-RE (zero coupon), due 2/1/22	530,000	520,730
Douglas County Public Utility District No. 1, Wells Hydroelectric, Revenue Bonds Series A 5.00%, due 9/1/20 (b)	1,170,000	1,174,130
King County School District No. 400 Mercer Island, Unlimited General Obligation Insured: School Bond Guaranty 2.00%, due 12/1/20	250,000	251,550
King County School District No. 414 Lake Washington, Limited General Obligation 4.00%, due 12/1/20	1,400,000	1,417,738
King County School District No. 414 Lake Washington, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/20	465,000	470,892
Pend Oreille County Public Utility District No. 1 Box Canyon, Production System, Revenue Bonds 5.00%, due 1/1/23	100,000	106,756
Port of Seattle, Revenue Bonds
Series B 5.00%, due 5/1/23 (b)	500,000	556,530
Series A, Insured: NATL-RE 5.50%, due 9/1/20	3,800,000	3,814,820
Snohomish County Public Utility District No. 1, Revenue Bonds 5.00%, due 12/1/22	500,000	532,195
Snohomish County School District No. 2 Everett, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/20	750,000	759,502
Spokane Public Facilities District, Revenue Bonds Series B 5.00%, due 12/1/23	1,175,000	1,275,075
State of Washington, Unlimited General Obligation
Series A 5.00%, due 8/1/20	300,000	300,000
Series R-2017A 5.00%, due 8/1/20	295,000	295,000
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series B 5.00%, due 8/15/20	125,000	125,167
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	283,790
5.00%, due 5/1/25	255,000	297,190
		12,181,065
West Virginia 0.2%
Roane County Building Commission, Roane General Hospital, Revenue Bonds 2.55%, due 11/1/21	1,250,000	1,255,062
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds
Series A 5.00%, due 9/1/20	225,000	225,815
Series A 5.00%, due 9/1/22	390,000	428,797
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/21	140,000	142,327
5.00%, due 1/1/22	200,000	211,346
5.00%, due 1/1/25	350,000	408,667
		2,672,014
Wisconsin 0.4%
City of Racine WI, Waterworks System, Revenue Bonds 4.00%, due 9/1/23	750,000	778,792
Public Finance Authority, Affinity Living Group, Revenue Bonds 3.75%, due 2/1/22	2,000,000	2,000,240
Public Finance Authority, Northwest Nazarene University, Revenue Bonds 5.00%, due 10/1/25	500,000	547,130
State of Wisconsin, Certificates of Participation Series A 5.00%, due 9/1/20	250,000	250,918
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM 3.00%, due 3/1/21	100,000	101,219
Insured: AGM 3.00%, due 3/1/22	285,000	294,248
Insured: AGM 3.00%, due 3/1/23	295,000	310,355
Insured: AGM 3.00%, due 3/1/24	300,000	320,577
Insured: AGM 3.00%, due 3/1/25	310,000	335,941
		4,939,420
Wyoming 0.2%
Laramie County Hospital Revenue, Cheyenne Regional Medical Center Project, Revenue Bonds
5.00%, due 5/1/23	935,000	964,387
5.00%, due 5/1/24	920,000	948,446
		1,912,833
Total Long-Term Municipal Bonds (Cost $932,474,904)		944,615,049

Short-Term Municipal Notes 8.1%
Georgia 1.0%
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 0.24%, due 12/1/37 (b)(d)	3,600,000	3,600,000
Main Street Natural Gas, Inc., Revenue Bonds Subseries D 0.945%, due 8/1/48 (d)	7,500,000	7,471,650
		11,071,650
Kentucky 1.2%
County of Meade KY, Nucor Corp., Revenue Bonds 0.31%, due 7/1/60 (b)(d)	5,320,000	5,320,000
Kentucky Asset Liability Commission, Revenue Bonds (d)
Series B, Insured: NATL-RE 0.98%, due 11/1/21	2,000,000	1,994,640
Series B, Insured: NATL-RE 1.01%, due 11/1/25	5,825,000	5,739,314
		13,053,954
Massachusetts 1.8%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6C 0.16%, due 10/1/42 (d)	7,600,000	7,600,000
Massachusetts Health & Educational Facilities Authority, Tufts University, Revenue Bonds Series N-2 0.16%, due 8/15/34 (d)	12,000,000	12,000,000
		19,600,000

Mississippi 0.1%
Mississippi Hospital Equipment & Facilities Authority, Baptist Health System, Inc., Revenue Bonds Series A-2 1.98%, due 9/1/36 (d)	1,000,000	1,000,040

Missouri 0.5%
Missouri State Health & Educational Facilities Authority, Washington University, Revenue Bonds Series C 0.13%, due 3/1/40 (d)	6,000,000	6,000,000

Nevada 0.3%
State of Nevada Department of Business & Industry, Republic Services Project, Revenue Bonds 0.875%, due 12/1/26 (b)(c)(d)	3,700,000	3,704,144

New Jersey 0.5%
New Jersey Turnpike Authority, Revenue Bonds (d)
Series C-2 0.60%, due 1/1/22	3,500,000	3,490,480
Series D-1 0.82%, due 1/1/24	2,600,000	2,587,494
		6,077,974
Ohio 0.9%
County of Franklin OH, CHE Trinity Health Credit Group, Revenue Bonds 0.70%, due 12/1/46 (d)	10,250,000	10,250,000

Pennsylvania 0.4%
County of Allegheny PA, Unlimited General Obligation Series C-59B, Insured: AGM 1.01%, due 11/1/26 (d)	1,100,000	1,088,054
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania, Revenue Bonds Series A; Insured: AGC 0.798%, due 7/1/27 (d)	3,000,000	2,945,940
		4,033,994
Utah 1.1%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 0.15%, due 5/15/36 (d)	12,000,000	12,000,000

Wisconsin 0.3%
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 0.61%, due 8/15/54 (d)	3,500,000	3,490,095
Total Short-Term Municipal Notes (Cost $89,991,156)		90,281,851
Total Municipal Bonds (Cost $1,022,466,060)		1,034,896,900
Total Long-Term Bonds (Cost $1,025,841,060)		1,038,311,064

Unaffiliated Investment Company 0.5%
California 0.5%
Invesco California Value Municipal Income Trust 1.151%, due 12/1/22 (c)	5,000,000	5,000,000
Total Unaffiliated Investment Company (Cost $5,000,000)		5,000,000
Total Investments (Cost $1,030,841,060)	93.5%	1,043,311,064
Other Assets, Less Liabilities	6.5	72,755,942
Net Assets	100.0%	$1,116,067,006

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Financial Guaranty Insurance Company.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
SONYMA	—State of New York Mortgage Agency
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$3,414,164	$—	$3,414,164
Total Corporate Bonds	—	3,414,164	—	3,414,164
Municipal Bonds
Long-Term Municipal Bonds	—	944,615,049	—	944,615,049
Short-Term Municipal Notes	—	90,281,851	—	90,281,851
Total Municipal Bonds	—	1,034,896,900	—	1,034,896,900
Total Long-Term Bonds	—	1,038,311,064	—	1,038,311,064
Unaffiliated Investment Company	—	5,000,000	—	5,000,000
Total Investments in Securities	$—	$1,043,311,064	$—	$1,043,311,064

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Investment Companies 92.0%†
Equity Funds 53.1%
iShares Core MSCI EAFE ETF	23,436	$1,367,725
iShares Core MSCI Emerging Markets ETF	988	51,090
iShares Core S&P Small-Cap ETF	1,397	99,481
Schwab U.S. Mid-Cap ETF	4,536	250,841
Schwab U.S. Small-Cap ETF	1,023	69,748
VanEck Vectors Gold Miners ETF	2,598	111,558
Vanguard Mega Cap ETF	25,802	2,984,259
Vanguard Mega Cap Value ETF	3,411	257,735
Vanguard Mid-Cap ETF	3,124	544,482
Vanguard Small-Cap ETF	619	94,348
Total Equity Funds (Cost $5,711,395)		5,831,267
Fixed Income Funds 38.9%
Invesco Senior Loan ETF	2,372	51,330
Invesco Taxable Municipal Bond ETF	3,077	103,326
iShares 0-5 Year High Yield Corporate Bond ETF	10,615	471,624
iShares 20+ Year Treasury Bond ETF	909	155,439
iShares Broad USD High Yield Corporate Bond ETF	2,629	105,239
iShares Core U.S. Aggregate Bond ETF	13,692	1,637,015
Schwab U.S. Aggregate Bond ETF	28,793	1,638,322
Vanguard Short-Term Bond ETF	1,230	102,459
Total Fixed Income Funds (Cost $4,225,263)		4,264,754
Total Investment Companies (Cost $9,936,658)		10,096,021
Total Investments (Cost $9,936,658)	92.0%	10,096,021
Other Assets, Less Liabilities	8.0	877,691
Net Assets	100.0%	$10,973,712

†	Percentages indicated are based on Fund net assets.

The following abbreviations are used in the preceding pages:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

S&P—Standards & Poor's

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Investment Companies
Equity Funds	$5,831,267	$—	$—	$5,831,267
Fixed Income Funds	4,264,754	—	—	4,264,754
Total Investments	$10,096,021	$—	$—	$10,096,021

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to with establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability

•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund's assets and liabilities as of July 31, 2020 is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at a price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2020, there were no securities held by the Funds that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker-dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Investments in Affiliates (in 000s) During the period ended July 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay CBRE Global Infrastructure Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$376	$64,515	$(60,881)	$—	$—	$4,010	$0(a	)	$—	4,010

MainStay CBRE Real Estate Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,483	$23,964	$(23,724)	$—	$—	$1,723	$0(a	)	$—	1,723

(a)	Less than $500.